UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	100 Oliver Street
New York, New York 10282	40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2021

Target Date Portfolios
	Target Date Retirement	Target Date 2035	Target Date 2050
	Target Date 2025	Target Date 2040	Target Date 2055
	Target Date 2030	Target Date 2045	Target Date 2060

Goldman Sachs Target Date Portfolios

∎	TARGET DATE RETIREMENT

∎	TARGET DATE 2025

∎	TARGET DATE 2030

∎	TARGET DATE 2035

∎	TARGET DATE 2040

∎	TARGET DATE 2045

∎	TARGET DATE 2050

∎	TARGET DATE 2055

∎	TARGET DATE 2060

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Target Date Retirement Portfolio

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2020 Index (Total Return, Unhedged, USD)[2]
Class A	4.36%	4.86%
Institutional	4.57	4.86
Service	4.59	4.86
Investor	4.52	4.86
Class R6	4.59	4.86
Class R	4.31	4.86

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2020 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21‡

Holding	% of Net Assets	Line of Business

Goldman Sachs Access U.S. Aggregate Bond ETF	26.4%	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	13.6	Exchange Traded Funds
Goldman Sachs MarketBeta U.S. Equity ETF	11.2	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	10.8	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	10.4	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	6.4	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	6.0	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	3.9	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	3.1	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	1.3	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holdings	As of February 28, 2021	As of August 31, 2020

Bond Funds	59.1%	59.1%
Stock Funds	22.9	21.7
Foreign Stock Funds	16.1	13.4
Investment Companies (other than Exchange-Traded Funds)	0.8	4.1

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2025 Portfolio

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2025 Index (Total Return, Unhedged, USD)[2]
Class A	5.48%	6.98%
Institutional	5.67	6.98
Service	5.65	6.98
Investor	5.52	6.98
Class R6	5.58	6.98
Class R	5.28	6.98

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2025 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21‡

Holding	% of Net Assets	Line of Business

Goldman Sachs Access U.S. Aggregate Bond ETF	23.0%	Exchange Traded Funds
Goldman Sachs MarketBeta U.S. Equity ETF	13.1	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	12.4	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	12.0	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	11.5	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	6.0	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	5.5	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4.1	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	3.4	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	1.8	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Percentage of Net Assets	As of February 28, 2021	As of August 31, 2020

Bond Funds	52.0%	49.7%
Stock Funds	27.1	29.5
Foreign Stock Funds	19.1	18.4
Investment Companies (other than Exchange-Traded Funds)	0.6	0.9

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2030 Portfolio

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2030 Index (Total Return, Unhedged, USD)[2]
Class A	6.54%	9.06%
Institutional	6.73	9.06
Service	6.77	9.06
Investor	6.75	9.06
Class R6	6.76	9.06
Class R	6.43	9.06

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2030 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21‡

Holding	% of Net Assets	Line of Business

Goldman Sachs Access U.S. Aggregate Bond ETF	19.1%	Exchange Traded Funds
Goldman Sachs MarketBeta U.S. Equity ETF	15.5	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	14.1	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	13.5	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	9.7	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	5.8	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	4.9	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4.2	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	3.1	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	2.6	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holdings	As of February 28, 2021	As of August 31, 2020

Bond Funds	44.9%	41.9%
Stock Funds	31.9	33.9
Foreign Stock Funds	21.3	21.4
Investment Companies (other than Exchange-Traded Funds)	1.1	1.5

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2035 Portfolio

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2035 Index (Total Return, Unhedged, USD)[2]
Class A	8.76%	10.83%
Institutional	8.98	10.83
Service	8.99	10.83
Investor	8.89	10.83
Class R6	9.00	10.83
Class R	8.72	10.83

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2035 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21‡

Holding	% of Net Assets	Line of Business

Goldman Sachs MarketBeta U.S. Equity ETF	19.9%	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	19.8	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	18.4	Exchange Traded Funds
Goldman Sachs Access U.S. Aggregate Bond ETF	9.6	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5.2	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	5.1	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	4.3	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	3.9	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.9	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	2.7	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Percentage of Net Assets	As of February 28, 2021	As of August 31, 2020

Stock Funds	42.7%	39.7%
Bond Funds	28.2	33.5
Foreign Stock Funds	26.8	24.6
Investment Companies (other than Exchange-Traded Funds)	1.3	0.7

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2040 Portfolio

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2040 Index (Total Return, Unhedged, USD)[2]
Class A	11.15%	12.39%
Institutional	11.26	12.39
Service	11.25	12.39
Investor	11.27	12.39
Class R6	11.28	12.39
Class R	10.89	12.39

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2040 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21‡

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	24.0%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	23.3	Exchange Traded Funds
Goldman Sachs MarketBeta U.S. Equity ETF	22.9	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	7.1	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.9	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.8	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.1	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	1.9	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	1.6	Exchange Traded Funds
Goldman Sachs Access U.S. Aggregate Bond ETF	1.5	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Percentage of Net Assets	As of February 28, 2021	As of August 31, 2020

Stock Funds	52.0%	47.3%
Foreign Stock Funds	34.3	28.9
Bond Funds	12.3	22.3
Investment Companies (other than Exchange-Traded Funds)	0.3	0.0

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2045 Portfolio

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2045 Index (Total Return, Unhedged, USD)[2]
Class A	12.19%	13.31%
Institutional	12.45	13.31
Service	12.38	13.31
Investor	12.40	13.31
Class R6	12.39	13.31
Class R	12.03	13.31

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2045 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21‡

Holding	% of Net Assets	Line of Business

Goldman Sachs MarketBeta U.S. Equity ETF	24.3%	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	24.3	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	23.4	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	8.0	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	5.1	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.4	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.2	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.9	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	0.9	Exchange Traded Funds
iShares Global Infrastructure ETF	0.8	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holdings	As of February 28,2021	As of August 31, 2020

Stock Funds	54.0%	53.2%
Foreign Stock Funds	35.5	34.7
Bond Funds	7.5	9.3
Investment Companies (other than Exchange-Traded Funds)	1.8	1.1

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2050 Portfolio

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2050 Index (Total Return, Unhedged, USD)[2]
Class A	12.37%	13.90%
Institutional	12.53	13.90
Service	12.49	13.90
Investor	12.46	13.90
Class R6	12.54	13.90
Class R	12.11	13.90

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2050 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21‡

Holding	% of Net Assets	Line of Business

Goldman Sachs MarketBeta U.S. Equity ETF	24.6%	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	24.3	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	23.7	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	7.5	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.7	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.6	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.4	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.9	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	1.0	Exchange Traded Funds
iShares Global Infrastructure ETF	0.9	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Percentage of Net Assets	As of February 28, 2021	As of August 31, 2020

Stock Funds	53.8%	53.5%
Foreign Stock Funds	35.5	35.4
Bond Funds	7.8	7.9
Investment Companies (other than Exchange-Traded Funds)	1.7	1.5

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2055 Portfolio

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2055 Index (Total Return, Unhedged, USD)[2]
Class A	12.15%	14.12%
Institutional	12.49	14.12
Service	12.43	14.12
Investor	12.39	14.12
Class R6	12.48	14.12
Class R	12.04	14.12

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2055 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21‡

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	24.3%	Exchange Traded Funds
Goldman Sachs MarketBeta U.S. Equity ETF	24.1	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	23.5	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	8.0	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	5.0	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.4	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.1	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.9	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	0.9	Exchange Traded Funds
iShares Global Infrastructure ETF	0.8	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holdings	As of February 28, 2021	As of August 31, 2020

Stock Funds	53.7%	53.4%
Foreign Stock Funds	35.4	35.2
Bond Funds	7.4	8.1
Investment Companies (other than Exchange-Traded Funds)	2.1	1.6

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

FUND BASICS

Target Date 2060 Portfolio

as of February 28, 2021

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2060+ Index (Total Return, Unhedged, USD)[2]
Class A	12.24%	14.30%
Institutional	12.39	14.30
Service	12.39	14.30
Investor	12.37	14.30
Class R6	12.41	14.30
Class R	12.02	14.30

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2060+ Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21‡

Holding	% of Net Assets	Line of Business

Goldman Sachs MarketBeta U.S. Equity ETF	24.8%	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	24.6	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	23.7	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	8.0	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	5.1	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	3.5	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	2.9	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.9	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	1.0	Exchange Traded Funds
iShares Global Infrastructure ETF	0.8	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holding exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holdings	As of February 28, 2021	As of August 31, 2020

Stock Funds	54.7%	54.7%
Foreign Stock Funds	35.4	34.5
Bond Funds	7.6	7.8
Investment Companies (other than Exchange-Traded Funds)	1.4	1.6

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.1%
Bond Funds – 59.1%
1,864	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$92,641
8,727	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	494,472
19,235	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,042,537
41,630	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	2,030,712
879	Invesco Senior Loan ETF	19,514
2,261	iShares JP Morgan EM Local Currency Bond ETF	98,806
2,701	iShares JP Morgan USD Emerging Markets Bond ETF	297,191
4,468	Vanguard Long-Term Corporate Bond ETF	464,940

		4,540,813

Foreign Stock Funds – 16.1%
6,103	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	240,031
25,720	Goldman Sachs ActiveBeta International Equity ETF(a)	827,412
1,586	iShares Global Infrastructure ETF	68,182
1,478	iShares MSCI EAFE Small-Cap ETF	103,755

		1,239,380

Stock Funds – 22.9%
10,440	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	796,781
1,352	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	82,780
16,172	Goldman Sachs MarketBeta U.S. Equity ETF(a)	862,488
173	Health Care Select Sector SPDR Fund	19,482

		1,761,531

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,884,500)		$7,541,724

Shares	Dividend Rate	Value

Investment Company(a) – 0.8%
Goldman Sachs Financial Square Government Fund – Class R6
59,282	0.036%	$59,282
(Cost $59,282)

TOTAL INVESTMENTS – 98.9%
(Cost $6,943,782)		$7,601,006

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		85,509

NET ASSETS – 100.0%		$7,686,515

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/19/21	$219,920	$(2,886)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.2%
Bond Funds – 52.0%
1,705	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$84,739
9,540	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	540,536
19,067	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,033,432
42,258	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	2,061,345
937	Invesco Senior Loan ETF	20,801
3,008	iShares JP Morgan EM Local Currency Bond ETF	131,450
2,736	iShares JP Morgan USD Emerging Markets Bond ETF	301,042
4,754	Vanguard Long-Term Corporate Bond ETF	494,701

		4,668,046

Foreign Stock Funds – 19.1%
9,416	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	370,331
34,683	Goldman Sachs ActiveBeta International Equity ETF(a)	1,115,752
2,325	iShares Global Infrastructure ETF	99,952
1,889	iShares MSCI EAFE Small-Cap ETF	132,608

		1,718,643

Stock Funds – 27.1%
14,138	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,079,012
2,618	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	160,295
22,032	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,175,015
185	Health Care Select Sector SPDR Fund	20,833

		2,435,155

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,967,645)		$8,821,844

Shares	Dividend Rate	Value

Investment Company(a) – 0.6%
Goldman Sachs Financial Square Government Fund – Class R6
55,473	0.036%	$55,473
(Cost $55,473)

TOTAL INVESTMENTS – 98.8%
(Cost $8,023,118)		$8,877,317

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		104,396

NET ASSETS – 100.0%		$8,981,713

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/19/21	$219,920	$(2,886)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.1%
Bond Funds – 44.9%
1,146	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$56,956
5,701	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	323,019
10,002	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	542,108
21,949	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	1,070,672
607	Invesco Senior Loan ETF	13,475
1,340	iShares JP Morgan EM Local Currency Bond ETF	58,558
1,591	iShares JP Morgan USD Emerging Markets Bond ETF	175,058
2,629	Vanguard Long-Term Corporate Bond ETF	273,574

		2,513,420

Foreign Stock Funds – 21.3%
6,032	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	237,238
24,540	Goldman Sachs ActiveBeta International Equity ETF(a)	789,452
1,112	iShares Global Infrastructure ETF	47,805
1,673	iShares MSCI EAFE Small-Cap ETF	117,445

		1,191,940

Stock Funds – 31.9%
9,867	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	753,050
2,394	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	146,580
16,277	Goldman Sachs MarketBeta U.S. Equity ETF(a)	868,088
120	Health Care Select Sector SPDR Fund	13,513

		1,781,231

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,891,802)		$5,486,591

Shares	Dividend Rate	Value

Investment Company(a) – 1.1%
Goldman Sachs Financial Square Government Fund – Class R6
60,668	0.036%	$60,668
(Cost $60,668)

TOTAL INVESTMENTS – 99.2%
(Cost $4,952,470)		$5,547,259

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		45,739

NET ASSETS – 100.0%		$5,592,998

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	1	03/19/21	$109,960	$14,870

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.7%
Bond Funds – 28.2%
1,685	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$83,744
5,327	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	301,828
7,175	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	388,885
15,033	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	733,310
837	Invesco Senior Loan ETF	18,581
1,760	iShares JP Morgan EM Local Currency Bond ETF	76,912
2,020	iShares JP Morgan USD Emerging Markets Bond ETF	222,261
3,192	Vanguard Long-Term Corporate Bond ETF	332,160

		2,157,681

Foreign Stock Funds – 26.8%
10,117	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	397,902
43,831	Goldman Sachs ActiveBeta International Equity ETF(a)	1,410,043
1,606	iShares Global Infrastructure ETF	69,042
2,493	iShares MSCI EAFE Small-Cap ETF	175,008

		2,051,995

Stock Funds – 42.7%
19,909	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,519,455
3,348	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	204,992
28,638	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,527,327
165	Health Care Select Sector SPDR Fund	18,581

		3,270,355

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,429,113)		$7,480,031

Shares	Dividend Rate	Value

Investment Company(a) – 1.3%
Goldman Sachs Financial Square Government Fund – Class R6
100,127	0.036%	$100,127
(Cost $100,127)

TOTAL INVESTMENTS – 99.0%
(Cost $6,529,240)		$7,580,158

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		79,066

NET ASSETS – 100.0%		$7,659,224

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/19/21	$219,920	$28,836

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.6%
Bond Funds – 12.3%
2,126	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$105,662
2,044	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	115,813
2,526	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	136,909
2,602	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	126,926
926	Invesco Senior Loan ETF	20,557
1,561	iShares JP Morgan EM Local Currency Bond ETF	68,216
1,480	iShares JP Morgan USD Emerging Markets Bond ETF	162,844
3,107	Vanguard Long-Term Corporate Bond ETF	323,315

		1,060,242

Foreign Stock Funds – 34.3%
15,523	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	610,520
62,231	Goldman Sachs ActiveBeta International Equity ETF(a)	2,001,971
1,637	iShares Global Infrastructure ETF	70,375
3,812	iShares MSCI EAFE Small-Cap ETF	267,602

		2,950,468

Stock Funds – 52.0%
26,968	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,058,198
6,865	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	420,331
36,858	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,965,718
183	Health Care Select Sector SPDR Fund	20,607

		4,464,854

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,948,799)		$8,475,564

Shares	Dividend Rate	Value

Investment Company(a) – 0.3%
Goldman Sachs Financial Square Government Fund – Class R6
22,283	0.036%	$22,283
(Cost $22,283)

TOTAL INVESTMENTS – 98.9%
(Cost $6,971,082)		$8,497,847

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		95,117

NET ASSETS – 100.0%		$8,592,964

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	– Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/19/21	$219,920	$28,836

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.0%
Bond Funds – 7.5%
1,602	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$79,620
963	Invesco Senior Loan ETF	21,379
2,354	iShares JP Morgan USD Emerging Markets Bond ETF	259,010
2,953	Vanguard Long-Term Corporate Bond ETF	307,289

		667,298

Foreign Stock Funds – 35.5%
18,334	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	721,076
65,202	Goldman Sachs ActiveBeta International Equity ETF(a)	2,097,548
1,739	iShares Global Infrastructure ETF	74,760
4,051	iShares MSCI EAFE Small-Cap ETF	284,380

		3,177,764

Stock Funds – 54.0%
28,519	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,176,570
7,524	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	460,680
40,880	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,180,221
190	Health Care Select Sector SPDR Fund	21,396

		4,838,867

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,022,153)		$8,683,929

Shares	Dividend Rate	Value

Investment Company(a) – 1.8%
Goldman Sachs Financial Square Government Fund – Class R6
162,932	0.036%	$162,932
(Cost $162,932)

TOTAL INVESTMENTS – 98.8%
(Cost $7,185,085)		$8,846,861

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		111,912

NET ASSETS – 100.0%		$8,958,773

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/19/21	$219,920	$28,836

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.1%
Bond Funds – 7.8%
1,558	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$77,432
849	Invesco Senior Loan ETF	18,848
2,074	iShares JP Morgan USD Emerging Markets Bond ETF	228,202
2,661	Vanguard Long-Term Corporate Bond ETF	276,904

		601,386

Foreign Stock Funds – 35.5%
14,836	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	583,500
57,203	Goldman Sachs ActiveBeta International Equity ETF(a)	1,840,220
1,598	iShares Global Infrastructure ETF	68,698
3,723	iShares MSCI EAFE Small-Cap ETF	261,355

		2,753,773

Stock Funds – 53.8%
24,690	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,884,341
5,906	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	361,613
35,745	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,906,360
171	Health Care Select Sector SPDR Fund	19,256

		4,171,570

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,103,857)		$7,526,729

Shares	Dividend Rate	Value

Investment Company(a) – 1.7%
Goldman Sachs Financial Square Government Fund – Class R6
135,490	0.036%	$135,490
(Cost $135,490)

TOTAL INVESTMENTS – 98.8%
(Cost $6,239,347)		$7,662,219

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		89,861

NET ASSETS – 100.0%		$7,752,080

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/19/21	$219,920	$28,836

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 96.5%
Bond Funds – 7.4%
1,509	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$74,997
916	Invesco Senior Loan ETF	20,335
2,227	iShares JP Morgan USD Emerging Markets Bond ETF	245,037
2,808	Vanguard Long-Term Corporate Bond ETF	292,201

		632,570

Foreign Stock Funds – 35.4%
17,267	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	679,111
62,291	Goldman Sachs ActiveBeta International Equity ETF(a)	2,003,901
1,627	iShares Global Infrastructure ETF	69,945
3,791	iShares MSCI EAFE Small-Cap ETF	266,128

		3,019,085

Stock Funds – 53.7%
27,140	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,071,325
6,941	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	424,984
38,617	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,059,530
181	Health Care Select Sector SPDR Fund	20,382

		4,576,221

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,665,194)		$8,227,876

Shares	Dividend Rate	Value

Investment Company(a) – 2.1%
Goldman Sachs Financial Square Government Fund – Class R6
180,283	0.036%	$180,283
(Cost $180,283)

TOTAL INVESTMENTS – 98.6%
(Cost $6,845,477)		$8,408,159

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		120,530

NET ASSETS – 100.0%		$8,528,689

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/19/21	$219,920	$28,836

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.7%
Bond Funds – 7.6%
1,972	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$98,008
1,054	Invesco Senior Loan ETF	23,399
2,561	iShares JP Morgan USD Emerging Markets Bond ETF	281,787
3,263	Vanguard Long-Term Corporate Bond ETF	339,548

		742,742

Foreign Stock Funds – 35.4%
19,910	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	783,061
71,653	Goldman Sachs ActiveBeta International Equity ETF(a)	2,305,077
1,724	iShares Global Infrastructure ETF	74,115
4,015	iShares MSCI EAFE Small-Cap ETF	281,852

		3,444,105

Stock Funds – 54.7%
31,372	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,394,311
8,145	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	498,703
45,330	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,417,549
208	Health Care Select Sector SPDR Fund	23,423

		5,333,986

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,747,036)		$9,520,833

Shares	Dividend Rate	Value

Investment Company(a) – 1.4%
Goldman Sachs Financial Square Government Fund – Class R6
138,986	0.036%	$138,986
(Cost $138,986)

TOTAL INVESTMENTS – 99.1%
(Cost $7,886,022)		$9,659,819

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		83,833

NET ASSETS – 100.0%		$9,743,652

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	2	03/19/21	$219,920	$28,836

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Target Date Retirement Portfolio		Target Date 2025 Portfolio	Target Date 2030 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $1,023,538, $1,142,660 and $651,011)	$1,071,870		$1,201,387	$699,428
Investments of affiliated issuers, at value (cost $5,920,244, $6,880,458 and $4,301,459)	6,529,136		7,675,930	4,847,831
Cash	136,132		148,417	107,328
Receivables:
Reimbursement from investment adviser	20,497		20,760	20,504
Collateral on futures contracts(a)	14,300		14,300	7,150
Portfolio shares sold	526		3,824	3,338
Other assets	33,028		33,043	32,940
Total assets	7,805,489		9,097,661	5,718,519

Liabilities:
Variation margin on futures contracts	51		80	39
Payables:
Distribution and Service fees and Transfer Agency fees	225		387	368
Portfolio shares redeemed	—		234	—
Management fees	—		—	66
Accrued expenses	118,698		115,247	125,048
Total liabilities	118,974		115,948	125,521

Net Assets:
Paid-in capital	6,643,156		7,692,800	4,678,905
Total distributable earnings	1,043,359		1,288,913	914,093
NET ASSETS	$7,686,515		$8,981,713	$5,592,998
Net Assets:
Class A	$190,101		$375,803	$480,174
Institutional	13,532		7,622,833	17,177
Service	13,226		13,846	14,263
Investor	292,958		38,595	1,070,582
Class R6	7,163,586		916,911	3,996,672
Class R	13,112		13,725	14,130
Total Net Assets	$7,686,515		$8,981,713	$5,592,998
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	19,102		32,492	52,471
Institutional	1,354		659,544	1,865
Service	1,326		1,200	1,521
Investor	29,368		3,341	116,609
Class R6	716,326		79,172	433,970
Class R	1,317		1,191	1,544
Net asset value, offering and redemption price per share:(b)
Class A	$9.95		$11.57	$9.15
Institutional	9.99		11.56	9.21
Service	9.98	(c)	11.54	9.38
Investor	9.98		11.55	9.18
Class R6	10.00		11.58	9.21
Class R	9.96		11.52	9.15

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date Retirement, Target Date 2025 and Target Date 2030 Portfolios is $10.53, $12.24 and $9.68, respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

February 28, 2021 (Unaudited)

	Target Date 2035 Portfolio		Target Date 2040 Portfolio		Target Date 2045 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $832,281, $845,186 and $877,941)	$912,545		$933,516		$968,214
Investments of affiliated issuers, at value (cost $5,696,959, $6,125,896 and $6,307,144)	6,667,613		7,564,331		7,878,647
Cash	127,677		150,522		155,252
Receivables:
Reimbursement from investment adviser	20,510		20,694		20,447
Collateral on futures contracts(a)	14,300		14,300		14,300
Portfolio shares sold	116		453		5,598
Other assets	33,011		33,034		33,038
Total assets	7,775,772		8,716,850		9,075,496

Liabilities:
Variation margin on futures contracts	79		79		79
Payables:
Distribution and Service fees and Transfer Agency fees	343		209		386
Portfolio shares redeemed	—		597		—
Management fees	97		98		308
Accrued expenses	116,029		122,903		115,950
Total liabilities	116,548		123,886		116,723

Net Assets:
Paid-in capital	6,169,843		6,765,555		7,041,312
Total distributable earnings	1,489,381		1,827,409		1,917,461
NET ASSETS	$7,659,224		$8,592,964		$8,958,773
Net Assets:
Class A	$318,054		$111,513		$288,204
Institutional	7,056,096		16,309		7,868,443
Service	14,816		15,338		15,557
Investor	50,365		255,462		223,246
Class R6	205,210		8,179,140		547,903
Class R	14,683		15,202		15,420
Total Net Assets	$7,659,224		$8,592,964		$8,958,773
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	27,223		11,981		24,030
Institutional	601,618		1,740		652,454
Service	1,267		1,641		1,293
Investor	4,300		27,328		18,549
Class R6	17,509		872,191		45,469
Class R	1,257		1,634		1,286
Net asset value, offering and redemption price per share:(b)
Class A	$11.68		$9.31		$11.99
Institutional	11.73		9.37		12.06
Service	11.70	(c)	9.34	(c)	12.03
Investor	11.71		9.35		12.04
Class R6	11.72		9.38		12.05
Class R	11.68		9.30		11.99

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date 2035, Target Date 2040 and Target Date 2045 Portfolios is $12.36, $9.85 and $12.69, respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

February 28, 2021 (Unaudited)

	Target Date 2050 Portfolio		Target Date 2055 Portfolio	Target Date 2060 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $788,999, $828,284 and $936,892)	$873,262		$914,028	$1,024,124
Investments of affiliated issuers, at value (cost $5,450,348, $6,017,193 and $6,949,130)	6,788,957		7,494,131	8,635,695
Cash	139,051		148,461	159,292
Receivables:
Reimbursement from investment adviser	20,481		20,397	19,793
Collateral on futures contracts(a)	14,300		14,300	14,300
Portfolio shares sold	769		20,756	—
Other assets	33,004		33,027	27,686
Total assets	7,869,824		8,645,100	9,880,890

Liabilities:
Variation margin on futures contracts	78		79	79
Payables:
Distribution and Service fees and Transfer Agency fees	298		391	183
Management fees	276		292	331
Accrued expenses	117,092		115,649	136,645
Total liabilities	117,744		116,411	137,238

Net Assets:
Paid-in capital	6,024,716		6,783,284	7,652,202
Total distributable earnings	1,727,364		1,745,405	2,091,450
NET ASSETS	$7,752,080		$8,528,689	$9,743,652
Net Assets:
Class A	$516,769		$266,793	$72,265
Institutional	25,922		7,783,300	13,544
Service	15,701		15,869	13,386
Investor	165,162		329,284	13,491
Class R6	7,012,964		102,641	9,617,664
Class R	15,562		30,802	13,302
Total Net Assets	$7,752,080		$8,528,689	$9,743,652
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	48,662		22,970	5,673
Institutional	2,428		666,065	1,060
Service	1,475		1,362	1,049
Investor	15,501		28,256	1,057
Class R6	656,867		8,760	753,130
Class R	1,465		2,664	1,044
Net asset value, offering and redemption price per share:(b)
Class A	$10.62		$11.61	$12.74
Institutional	10.67	(c)	11.69	12.77	(c)
Service	10.64		11.65	12.76
Investor	10.65		11.65	12.77	(c)
Class R6	10.68		11.72	12.77
Class R	10.62		11.56	12.74

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios is $11.24, $12.29 and $13.48, respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	Target Date Retirement Portfolio	Target Date 2025 Portfolio	Target Date 2030 Portfolio
Investment income:

Dividends — unaffiliated issuers	$23,260	$22,098	$11,584

Dividends — affiliated issuers	45,442	50,271	32,427

Total investment income	68,702	72,369	44,011

Expenses:

Professional fees	40,933	40,933	40,933

Registration fees	39,356	39,371	39,251

Custody, accounting and administrative services	20,530	20,517	20,414

Trustee fees	15,051	15,053	15,036

Printing and mailing costs	12,360	11,563	12,566

Management fees	9,523	10,295	6,502

Transfer Agency fees(a)	1,584	1,870	1,784

Distribution and Service (12b-1) fees(a)	286	478	547

Other	3,474	3,431	3,379

Total expenses	143,097	143,511	140,412

Less — expense reductions	(137,925)	(138,191)	(135,994)

Net expenses	5,172	5,320	4,418

NET INVESTMENT INCOME	63,530	67,049	39,593

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	88,852	68,637	27,159

Investment — affiliated issuers	306,444	349,957	264,885

Futures contracts	77,288	44,604	26,376

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(97,652)	(71,904)	(19,380)

Investments — affiliated issuers	(40,954)	5,960	221

Futures contracts	(51,627)	(27,867)	5,785

Net realized and unrealized gain	282,351	369,387	305,046

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$345,881	$436,436	$344,639

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date Retirement Portfolio	$222	$32	$32	$151	$2	$2	$374	$1,044	$11
Target Date 2025 Portfolio	411	34	33	279	1,477	3	32	68	11
Target Date 2030 Portfolio	479	34	34	325	4	3	879	561	12

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Six Months Ended February 28, 2021 (Unaudited)

	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio
Investment income:

Dividends — unaffiliated issuers	$14,039	$11,624	$11,423

Dividends — affiliated issuers	47,988	56,136	57,035

Total investment income	62,027	67,760	68,458

Expenses:

Professional fees	40,933	40,933	40,933

Registration fees	39,333	39,349	39,347

Custody, accounting and administrative services	20,610	20,507	20,500

Trustee fees	15,048	15,052	15,051

Printing and mailing costs	11,842	13,311	11,783

Management fees	9,120	10,108	10,371

Transfer Agency fees(a)	1,672	1,470	1,935

Distribution and Service (12b-1) fees(a)	425	199	375

Other	3,404	3,448	3,423

Total expenses	142,387	144,377	143,718

Less — expense reductions	(137,770)	(140,461)	(139,350)

Net expenses	4,617	3,916	4,368

NET INVESTMENT INCOME	57,410	63,844	64,090

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	18,463	13,395	6,321

Investment — affiliated issuers	399,452	241,796	207,504

Futures contracts	53,637	53,637	70,126

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	642	13,987	27,848

Investments — affiliated issuers	91,572	476,505	620,418

Futures contracts	10,666	10,666	(11,176)

Net realized and unrealized gain	574,432	809,986	921,041

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$631,842	$873,830	$985,131

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date 2035 Portfolio	$355	$35	$35	$241	$1,343	$3	$40	$33	$12
Target Date 2040 Portfolio	127	36	36	86	4	3	211	1,154	12
Target Date 2045 Portfolio	302	36	37	206	1,471	3	173	70	12

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Six Months Ended February 28, 2021 (Unaudited)

	Target Date 2050 Portfolio	Target Date 2055 Portfolio	Target Date 2060 Portfolio
Investment income:

Dividends — unaffiliated issuers	$10,020	$10,783	$12,197

Dividends — affiliated issuers	50,410	54,304	62,540

Total investment income	60,430	65,087	74,737

Expenses:

Professional fees	40,933	40,933	40,933

Registration fees	39,321	39,338	38,912

Custody, accounting and administrative services	20,590	20,367	20,239

Trustee fees	15,047	15,049	15,055

Printing and mailing costs	12,144	11,693	11,298

Management fees	9,176	9,884	11,353

Transfer Agency fees(a)	1,640	1,935	1,418

Distribution and Service (12b-1) fees(a)	821	385	130

Other	3,412	3,411	1,120

Total expenses	143,084	142,995	140,458

Less — expense reductions	(138,621)	(138,597)	(136,947)

Net expenses	4,463	4,398	3,511

NET INVESTMENT INCOME	55,967	60,689	71,226

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	4,661	4,008	4,609

Investment — affiliated issuers	234,745	201,631	252,528

Futures contracts	87,872	87,872	87,834

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	27,435	27,710	27,184

Investments — affiliated issuers	484,494	572,553	646,044

Futures contracts	(16,909)	(16,909)	(16,909)

Net realized and unrealized gain	822,298	876,865	1,001,290

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$878,265	$937,554	$1,072,516

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date 2050 Portfolio	$748	$37	$36	$508	$5	$3	$132	$980	$12
Target Date 2055 Portfolio	282	37	66	192	1,454	3	253	11	22
Target Date 2060 Portfolio	68	31	31	46	2	2	11	1,347	10

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets

	Target Date Retirement Portfolio		Target Date 2025 Portfolio
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:
Net investment income	$63,530	$154,941	$67,049	$160,710
Net realized gain	472,584	263,554	463,198	225,222
Net change in unrealized gain (loss)	(190,233)	256,025	(93,811)	371,486
Net increase in net assets resulting from operations	345,881	674,520	436,436	757,418

Distributions to shareholders:
From distributable earnings:
Class A Shares	(9,054)	(1,140)	(9,622)	(12,240)
Institutional Shares	(689)	(478)	(224,799)	(387,364)
Service Shares	(636)	(415)	(369)	(652)
Investor Shares	(23,535)	(47,136)	(1,014)	(34,076)
Class R6 Shares	(364,705)	(245,286)	(10,342)	(688)
Class R Shares	(597)	(399)	(330)	(633)
Total distributions to shareholders	(399,216)	(294,854)	(246,476)	(435,653)

From share transactions:
Proceeds from sales of shares	91,239	539,558	738,666	638,635
Reinvestment of distributions	399,216	294,854	246,476	435,653
Cost of shares redeemed	(266,386)	(1,156,350)	(236,420)	(1,192,551)
Net increase (decrease) in net assets resulting from share transactions	224,069	(321,938)	748,722	(118,263)
TOTAL INCREASE	170,734	57,728	938,682	203,502

Net assets:
Beginning of period	7,515,781	7,458,053	8,043,031	7,839,529
End of period	$7,686,515	$7,515,781	$8,981,713	$8,043,031

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2030 Portfolio		Target Date 2035 Portfolio
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:
Net investment income	$39,593	$102,341	$57,410	$147,239
Net realized gain	318,420	176,089	471,552	175,534
Net change in unrealized gain (loss)	(13,374)	240,740	102,880	477,556
Net increase in net assets resulting from operations	344,639	519,170	631,842	800,329

Distributions to shareholders:
From distributable earnings:
Class A Shares	(7,570)	(34,879)	(6,574)	(21,487)
Institutional Shares	(335)	(2,752)	(181,488)	(547,186)
Service Shares	(232)	(1,856)	(341)	(1,100)
Investor Shares	(19,849)	(289,355)	(1,091)	(94,718)
Class R6 Shares	(77,086)	(560,445)	(5,236)	(10,110)
Class R Shares	(199)	(2,088)	(301)	(1,079)
Total distributions to shareholders	(105,271)	(891,375)	(195,031)	(675,680)

From share transactions:
Proceeds from sales of shares	493,493	484,441	183,524	349,451
Reinvestment of distributions	105,271	891,375	195,031	675,680
Cost of shares redeemed	(123,945)	(1,750,172)	(293,162)	(1,556,149)
Net increase (decrease) in net assets resulting from share transactions	474,819	(374,356)	85,393	(531,018)
TOTAL INCREASE (DECREASE)	714,187	(746,561)	522,204	(406,369)

Net assets:
Beginning of period	4,878,811	5,625,372	7,137,020	7,543,389
End of period	$5,592,998	$4,878,811	$7,659,224	$7,137,020

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2040 Portfolio		Target Date 2045 Portfolio
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:
Net investment income	$63,844	$154,526	$64,090	$151,170
Net realized gain	308,828	168,596	283,951	153,975
Net change in unrealized gain	501,158	589,847	637,090	664,574
Net increase in net assets resulting from operations	873,830	912,969	985,131	969,719

Distributions to shareholders:
From distributable earnings:
Class A Shares	(2,889)	(12,663)	(2,859)	(18,008)
Institutional Shares	(476)	(2,111)	(110,549)	(682,308)
Service Shares	(410)	(2,016)	(177)	(1,301)
Investor Shares	(7,443)	(117,436)	(2,751)	(104,090)
Class R6 Shares	(239,849)	(1,081,445)	(7,653)	(27,396)
Class R Shares	(370)	(1,994)	(137)	(1,279)
Total distributions to shareholders	(251,437)	(1,217,665)	(124,126)	(834,382)

From share transactions:
Proceeds from sales of shares	187,272	290,469	231,901	273,466
Reinvestment of distributions	251,437	1,217,665	124,126	834,382
Cost of shares redeemed	(223,403)	(1,281,436)	(14,351)	(1,480,861)
Net increase (decrease) in net assets resulting from share transactions	215,306	226,698	341,676	(373,013)
TOTAL INCREASE (DECREASE)	837,699	(77,998)	1,202,681	(237,676)

Net assets:
Beginning of period	7,755,265	7,833,263	7,756,092	7,993,768
End of period	$8,592,964	$7,755,265	$8,958,773	$7,756,092

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2050 Portfolio		Target Date 2055 Portfolio
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:
Net investment income	$55,967	$136,522	$60,689	$142,848
Net realized gain	327,278	149,803	293,511	114,522
Net change in unrealized gain	495,020	613,397	583,354	661,730
Net increase in net assets resulting from operations	878,265	899,722	937,554	919,100

Distributions to shareholders:
From distributable earnings:
Class A Shares	(17,348)	(62,375)	(2,807)	(23,251)
Institutional Shares	(774)	(2,782)	(107,111)	(818,684)
Service Shares	(443)	(1,962)	(176)	(1,623)
Investor Shares	(4,823)	(174,877)	(4,016)	(101,821)
Class R6 Shares	(216,665)	(881,219)	(1,147)	(1,811)
Class R Shares	(402)	(1,938)	(322)	(1,604)
Total distributions to shareholders	(240,455)	(1,125,153)	(115,579)	(948,794)

From share transactions:
Proceeds from sales of shares	185,996	522,755	146,642	254,128
Reinvestment of distributions	240,455	1,125,153	115,579	948,794
Cost of shares redeemed	(394,667)	(1,524,870)	(12,315)	(1,144,815)
Net increase in net assets resulting from share transactions	31,784	123,038	249,906	58,107
TOTAL INCREASE (DECREASE)	669,594	(102,393)	1,071,881	28,413

Net assets:
Beginning of period	7,082,486	7,184,879	7,456,808	7,428,395
End of period	$7,752,080	$7,082,486	$8,528,689	$7,456,808

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2060 Portfolio
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:
Net investment income	$71,226	$156,533
Net realized gain	344,971	80,155
Net change in unrealized gain	656,319	795,496
Net increase in net assets resulting from operations	1,072,516	1,032,184

Distributions to shareholders:
From distributable earnings:
Class A Shares	(980)	(476)
Institutional Shares	(262)	(257)
Service Shares	(223)	(204)
Investor Shares	(246)	(243)
Class R6 Shares	(187,286)	(182,658)
Class R Shares	(188)	(190)
Total distributions to shareholders	(189,185)	(184,028)

From share transactions:
Proceeds from sales of shares	83,149	56,024
Reinvestment of distributions	189,185	184,028
Cost of shares redeemed	(18,722)	(8,539)
Net increase in net assets resulting from share transactions	253,612	231,513
TOTAL INCREASE	1,136,943	1,079,669

Net assets:
Beginning of period	8,606,709	7,527,040
End of period	$9,743,652	$8,606,709

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.02		$9.49	$9.38	$9.93	$9.90		$10.05

Net investment income(b)	0.06		0.16	0.21	0.14	0.10		0.02

Net realized and unrealized gain (loss)	0.38		0.70	0.48	0.14	0.47		(0.17)

Total from investment operations	0.44		0.86	0.69	0.28	0.57		(0.15)

Distributions to shareholders from net investment income	(0.16)		(0.18)	(0.21)	(0.16)	(0.16)		—

Distributions to shareholders from net realized gains	(0.35)		(0.15)	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.51)		(0.33)	(0.58)	(0.83)	(0.54)		—

Net asset value, end of period	$9.95		$10.02	$9.49	$9.38	$9.93		$9.90

Total return(c)	4.36%		9.25%	8.09%	2.89%	6.06%		(1.49)%

Net assets, end of period (in 000s)	$190		$160	$66	$57	$16		$10

Ratio of net expenses to average net assets(d)	0.52	%(e)	0.53%	0.58%	0.70%	0.72	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	4.12	%(e)	3.98%	4.95%	1.31%	1.26	%(e)	3.01	%(e)

Ratio of net investment income to average net assets	1.26	%(e)	1.67%	2.36%	1.45%	1.21	%(e)	0.94	%(e)

Portfolio turnover rate(f)	45%		45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.06		$9.55	$9.42	$9.96	$9.91		$10.05

Net investment income(b)	0.08		0.20	0.24	0.18	0.13		0.03

Net realized and unrealized gain (loss)	0.38		0.69	0.50	0.14	0.48		(0.17)

Total from investment operations	0.46		0.89	0.74	0.32	0.61		(0.14)

Distributions to shareholders from net investment income	(0.18)		(0.23)	(0.24)	(0.19)	(0.18)		—

Distributions to shareholders from net realized gains	(0.35)		(0.15)	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.53)		(0.38)	(0.61)	(0.86)	(0.56)		—

Net asset value, end of period	$9.99		$10.06	$9.55	$9.42	$9.96		$9.91

Total return(c)	4.57%		9.57%	8.58%	3.33%	6.42%		(1.39)%

Net assets, end of period (in 000s)	$14		$13	$12	$11	$10		$10

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.15%	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.73	%(e)	3.73%	4.73%	0.81%	0.96	%(e)	2.61	%(e)

Ratio of net investment income to average net assets	1.67	%(e)	2.15%	2.69%	1.93%	1.66	%(e)	1.34	%(e)

Portfolio turnover rate(f)	45%		45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.02		$9.51	$9.38	$9.93	$9.90		$10.05

Net investment income(b)	0.08		0.16	0.20	0.14	0.09		0.02

Net realized and unrealized gain (loss)	0.38		0.69	0.49	0.12	0.48		(0.17)

Total from investment operations	0.46		0.85	0.69	0.26	0.57		(0.15)

Distributions to shareholders from net investment income	(0.15)		(0.19)	(0.19)	(0.14)	(0.16)		—

Distributions to shareholders from net realized gains	(0.35)		(0.15)	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.50)		(0.34)	(0.56)	(0.81)	(0.54)		—

Net asset value, end of period	$9.98		$10.02	$9.51	$9.38	$9.93		$9.90

Total return(c)	4.59%		9.09%	8.04%	2.73%	6.02%		(1.49)%

Net assets, end of period (in 000s)	$13		$13	$12	$11	$10		$10

Ratio of net expenses to average net assets(d)	0.14	%(e)	0.65%	0.69%	0.80%	0.82	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.23	%(e)	4.24%	5.23%	1.31%	1.46	%(e)	3.11	%(e)

Ratio of net investment income to average net assets	1.66	%(e)	1.65%	2.19%	1.43%	1.16	%(e)	0.84	%(e)

Portfolio turnover rate(f)	45%		45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.04		$9.53	$9.40	$9.95	$9.91		$10.05

Net investment income(b)	0.08		0.20	0.23	0.17	0.09		0.02

Net realized and unrealized gain (loss)	0.37		0.68	0.49	0.13	0.50		(0.16)

Total from investment operations	0.45		0.88	0.72	0.30	0.59		(0.14)

Distributions to shareholders from net investment income	(0.16)		(0.22)	(0.22)	(0.18)	(0.17)		—

Distributions to shareholders from net realized gains	(0.35)		(0.15)	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.51)		(0.37)	(0.59)	(0.85)	(0.55)		—

Net asset value, end of period	$9.98		$10.04	$9.53	$9.40	$9.95		$9.91

Total return(c)	4.52%		9.46%	8.44%	3.19%	6.26%		(1.39)%

Net assets, end of period (in 000s)	$293		$505	$1,180	$894	$323		$10

Ratio of net expenses to average net assets(d)	0.27	%(e)	0.28%	0.32%	0.45%	0.46	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	3.88	%(e)	3.97%	4.95%	0.97%	1.07	%(e)	2.75	%(e)

Ratio of net investment income to average net assets	1.64	%(e)	2.12%	2.53%	1.78%	1.08	%(e)	1.19	%(e)

Portfolio turnover rate(f)	45%		45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Year Ended October 31, 2016
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.07		$9.55	$9.42	$9.96	$9.91		$10.07

Net investment income(a)	0.08		0.21	0.22	0.19	0.14		0.18

Net realized and unrealized gain	0.38		0.69	0.52	0.13	0.47		0.16

Total from investment operations	0.46		0.90	0.74	0.32	0.61		0.34

Distributions to shareholders from net investment income	(0.18)		(0.23)	(0.24)	(0.19)	(0.18)		(0.17)

Distributions to shareholders from net realized gains	(0.35)		(0.15)	(0.37)	(0.67)	(0.38)		(0.33)

Total distributions	(0.53)		(0.38)	(0.61)	(0.86)	(0.56)		(0.50)

Net asset value, end of period	$10.00		$10.07	$9.55	$9.42	$9.96		$9.91

Total return(b)	4.59%		9.69%	8.58%	3.33%	6.42%		3.65%

Net assets, end of period (in 000s)	$7,164		$6,812	$6,176	$44,900	$47,589		$53,671

Ratio of net expenses to average net assets(c)	0.12	%(d)	0.13%	0.24%	0.29%	0.30	%(d)	0.31%

Ratio of total expenses to average net assets(c)	3.74	%(d)	3.73%	2.46%	0.80%	0.94	%(d)	0.76%

Ratio of net investment income to average net assets	1.68	%(d)	2.17%	2.44%	1.95%	1.69	%(d)	1.79%

Portfolio turnover rate(e)	45%		45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date Retirement Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.00		$9.49	$9.37	$9.92	$9.90		$10.05

Net investment income(b)	0.05		0.14	0.19	0.12	0.08		0.01

Net realized and unrealized gain (loss)	0.38		0.70	0.48	0.13	0.47		(0.16)

Total from investment operations	0.43		0.84	0.67	0.25	0.55		(0.15)

Distributions to shareholders from net investment income	(0.12)		(0.18)	(0.18)	(0.13)	(0.15)		—

Distributions to shareholders from net realized gains	(0.35)		(0.15)	(0.37)	(0.67)	(0.38)		—

Total distributions	(0.47)		(0.33)	(0.55)	(0.80)	(0.53)		—

Net asset value, end of period	$9.96		$10.00	$9.49	$9.37	$9.92		$9.90

Total return(c)	4.31%		8.97%	7.82%	2.61%	5.86%		(1.49)%

Net assets, end of period (in 000s)	$13		$13	$12	$12	$10		$10

Ratio of net expenses to average net assets(d)	0.77	%(e)	0.78%	0.83%	0.94%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	4.37	%(e)	4.36%	5.27%	1.45%	1.61	%(e)	3.25	%(e)

Ratio of net investment income to average net assets	1.03	%(e)	1.52%	2.10%	1.29%	1.01	%(e)	0.69	%(e)

Portfolio turnover rate(f)	45%		45%	180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$11.27		$10.81	$10.93	$10.61	$9.82		$10.00

Net investment income(b)	0.07		0.19	0.22	0.15	0.12		0.02

Net realized and unrealized gain (loss)	0.55		0.85	0.38	0.42	0.75		(0.20)

Total from investment operations	0.62		1.04	0.60	0.57	0.87		(0.18)

Distributions to shareholders from net investment income	(0.18)		(0.20)	(0.29)	(0.12)	(0.08)		—

Distributions to shareholders from net realized gains	(0.14)		(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.32)		(0.58)	(0.72)	(0.25)	(0.08)		—

Net asset value, end of period	$11.57		$11.27	$10.81	$10.93	$10.61		$9.82

Total return(c)	5.48%		9.89%	6.35%	5.42%	8.77%		(1.70)%

Net assets, end of period (in 000s)	$376		$255	$411	$152	$75		$10

Ratio of net expenses to average net assets(d)	0.49	%(e)	0.51%	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	3.84	%(e)	4.03%	5.29%	2.54%	4.54	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.25	%(e)	1.80%	2.08%	1.42%	1.39	%(e)	1.01	%(e)

Portfolio turnover rate(f)	38%		41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$11.27		$10.82	$10.93	$10.65	$9.83		$10.00

Net investment income(b)	0.10		0.23	0.26	0.20	0.14		0.03

Net realized and unrealized gain (loss)	0.54		0.85	0.38	0.40	0.76		(0.20)

Total from investment operations	0.64		1.08	0.64	0.60	0.90		(0.17)

Distributions to shareholders from net investment income	(0.21)		(0.25)	(0.32)	(0.19)	(0.08)		—

Distributions to shareholders from net realized gains	(0.14)		(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.35)		(0.63)	(0.75)	(0.32)	(0.08)		—

Net asset value, end of period	$11.56		$11.27	$10.82	$10.93	$10.65		$9.83

Total return(c)	5.67%		10.34%	6.78%	5.70%	9.22%		(1.70)%

Net assets, end of period (in 000s)	$7,623		$7,217	$6,540	$10,655	$10,687		$9,783

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.13%	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.47	%(e)	3.65%	4.31%	2.18%	3.92	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	1.66	%(e)	2.15%	2.52%	1.90%	1.69	%(e)	1.42	%(e)

Portfolio turnover rate(f)	38%		41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$11.22		$10.78	$10.90	$10.62	$9.82		$10.00

Net investment income(b)	0.09		0.18	0.22	0.15	0.10		0.02

Net realized and unrealized gain (loss)	0.54		0.84	0.36	0.40	0.76		(0.20)

Total from investment operations	0.63		1.02	0.58	0.55	0.86		(0.18)

Distributions to shareholders from net investment income	(0.17)		(0.20)	(0.27)	(0.14)	(0.06)		—

Distributions to shareholders from net realized gains	(0.14)		(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.31)		(0.58)	(0.70)	(0.27)	(0.06)		—

Net asset value, end of period	$11.54		$11.22	$10.78	$10.90	$10.62		$9.82

Total return(c)	5.65%		9.77%	6.19%	5.22%	8.83%		(1.80)%

Net assets, end of period (in 000s)	$14		$13	$12	$11	$11		$10

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.63%	0.66%	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	3.99	%(e)	4.14%	5.09%	2.65%	4.40	%(e)	4.32	%(e)

Ratio of net investment income to average net assets	1.65	%(e)	1.65%	2.08%	1.40%	1.20	%(e)	0.91	%(e)

Portfolio turnover rate(f)	38%		41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$11.24		$10.79	$10.91	$10.64	$9.83		$10.00

Net investment income(b)	0.09		0.26	0.25	0.19	0.12		0.02

Net realized and unrealized gain (loss)	0.53		0.81	0.37	0.40	0.76		(0.19)

Total from investment operations	0.62		1.07	0.62	0.59	0.88		(0.17)

Distributions to shareholders from net investment income	(0.17)		(0.24)	(0.31)	(0.19)	(0.07)		—

Distributions to shareholders from net realized gains	(0.14)		(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.31)		(0.62)	(0.74)	(0.32)	(0.07)		—

Net asset value, end of period	$11.55		$11.24	$10.79	$10.91	$10.64		$9.83

Total return(c)	5.52%		10.24%	6.59%	5.59%	9.06%		(1.70)%

Net assets, end of period (in 000s)	$39		$37	$585	$373	$35		$10

Ratio of net expenses to average net assets(d)	0.25	%(e)	0.26%	0.30%	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	3.60	%(e)	4.07%	4.81%	2.30%	5.20	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	1.53	%(e)	2.35%	2.40%	1.74%	1.37	%(e)	1.27	%(e)

Portfolio turnover rate(f)	38%		41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$11.30		$10.82	$10.93	$10.65	$9.83		$10.00

Net investment income(b)	0.08		0.21	0.26	0.20	0.14		0.03

Net realized and unrealized gain (loss)	0.55		0.88	0.39	0.40	0.76		(0.20)

Total from investment operations	0.63		1.09	0.65	0.60	0.90		(0.17)

Distributions to shareholders from net investment income	(0.21)		(0.23)	(0.33)	(0.19)	(0.08)		—

Distributions to shareholders from net realized gains	(0.14)		(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.35)		(0.61)	(0.76)	(0.32)	(0.08)		—

Net asset value, end of period	$11.58		$11.30	$10.82	$10.93	$10.65		$9.83

Total return(c)	5.58%		10.35%	6.84%	5.73%	9.22%		(1.70)%

Net assets, end of period (in 000s)	$917		$509	$279	$213	$11		$10

Ratio of net expenses to average net assets(d)	0.07	%(e)	0.11%	0.14%	0.28%	0.31	%(e)	0.33	%(e)

Ratio of total expenses to average net assets(d)	3.42	%(e)	3.43%	4.57%	2.14%	3.95	%(e)	3.92	%(e)

Ratio of net investment income to average net assets	1.44	%(e)	1.97%	2.54%	1.85%	1.69	%(e)	1.43	%(e)

Portfolio turnover rate(f)	38%		41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$11.21		$10.77	$10.88	$10.61	$9.82		$10.00

Net investment income(b)	0.06		0.16	0.20	0.14	0.09		0.01

Net realized and unrealized gain (loss)	0.53		0.85	0.38	0.38	0.76		(0.19)

Total from investment operations	0.59		1.01	0.58	0.52	0.85		(0.18)

Distributions to shareholders from net investment income	(0.14)		(0.19)	(0.26)	(0.12)	(0.06)		—

Distributions to shareholders from net realized gains	(0.14)		(0.38)	(0.43)	(0.13)	—		—

Total distributions	(0.28)		(0.57)	(0.69)	(0.25)	(0.06)		—

Net asset value, end of period	$11.52		$11.21	$10.77	$10.88	$10.61		$9.82

Total return(c)	5.28%		9.63%	6.11%	4.98%	8.67%		(1.80)%

Net assets, end of period (in 000s)	$14		$13	$12	$11	$11		$10

Ratio of net expenses to average net assets(d)	0.75	%(e)	0.75%	0.81%	0.94%	0.95	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.10	%(e)	4.26%	5.13%	2.80%	4.54	%(e)	4.47	%(e)

Ratio of net investment income to average net assets	1.03	%(e)	1.53%	1.94%	1.26%	1.06	%(e)	0.77	%(e)

Portfolio turnover rate(f)	38%		41%	146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.74		$9.52	$9.68	$10.22	$9.74		$9.93

Net investment income(b)	0.05		0.14	0.16	0.13	0.08		0.02

Net realized and unrealized gain (loss)	0.52		0.72	0.28	0.54	0.90		(0.21)

Total from investment operations	0.57		0.86	0.44	0.67	0.98		(0.19)

Distributions to shareholders from net investment income	(0.13)		(0.18)	(0.16)	(0.14)	(0.18)		—

Distributions to shareholders from net realized gains	(0.03)		(1.46)	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.16)		(1.64)	(0.60)	(1.21)	(0.50)		—

Net asset value, end of period	$9.15		$8.74	$9.52	$9.68	$10.22		$9.74

Total return(c)	6.54%		10.04%	5.09%	6.93%	10.47%		(1.91)%

Net assets, end of period (in 000s)	$480		$276	$204	$362	$205		$10

Ratio of net expenses to average net assets(d)	0.51	%(e)	0.51%	0.58%	0.70%	0.72	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	5.68	%(e)	5.78%	5.37%	0.86%	0.99	%(e)	2.33	%(e)

Ratio of net investment income to average net assets	1.11	%(e)	1.71%	1.74%	1.34%	0.99	%(e)	1.01	%(e)

Portfolio turnover rate(f)	34%		34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.80		$9.56	$9.72	$10.26	$9.75		$9.93

Net investment income(b)	0.07		0.18	0.23	0.18	0.14		0.03

Net realized and unrealized gain (loss)	0.52		0.73	0.24	0.52	0.88		(0.21)

Total from investment operations	0.59		0.91	0.47	0.70	1.02		(0.18)

Distributions to shareholders from net investment income	(0.15)		(0.21)	(0.19)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.03)		(1.46)	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.18)		(1.67)	(0.63)	(1.24)	(0.51)		—

Net asset value, end of period	$9.21		$8.80	$9.56	$9.72	$10.26		$9.75

Total return(c)	6.73%		10.55%	5.52%	7.29%	10.87%		(1.81)%

Net assets, end of period (in 000s)	$17		$16	$15	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.13%	0.17%	0.31%	0.31	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	5.35	%(e)	5.42%	6.22%	0.49%	0.75	%(e)	1.93	%(e)

Ratio of net investment income to average net assets	1.58	%(e)	2.13%	2.45%	1.84%	1.69	%(e)	1.41	%(e)

Portfolio turnover rate(f)	34%		34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.93		$9.52	$9.68	$10.23	$9.74		$9.93

Net investment income(b)	0.07		0.14	0.21	0.13	0.10		0.02

Net realized and unrealized gain (loss)	0.53		0.73	0.22	0.52	0.88		(0.21)

Total from investment operations	0.60		0.87	0.43	0.65	0.98		(0.19)

Distributions to shareholders from net investment income	(0.12)		—	(0.15)	(0.13)	(0.17)		—

Distributions to shareholders from net realized gains	(0.03)		(1.46)	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.15)		(1.46)	(0.59)	(1.20)	(0.49)		—

Net asset value, end of period	$9.38		$8.93	$9.52	$9.68	$10.23		$9.74

Total return(c)	6.77%		10.01%	5.01%	6.71%	10.47%		(1.91)%

Net assets, end of period (in 000s)	$14		$13	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.14	%(e)	0.64%	0.63%	0.81%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	5.86	%(e)	5.92%	8.75%	0.99%	1.26	%(e)	2.43	%(e)

Ratio of net investment income to average net assets	1.56	%(e)	1.62%	2.31%	1.34%	1.19	%(e)	0.92	%(e)

Portfolio turnover rate(f)	34%		34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.76		$9.53	$9.69	$10.25	$9.75		$9.93

Net investment income(b)	0.07		0.18	0.21	0.16	0.11		0.02

Net realized and unrealized gain (loss)	0.52		0.71	0.25	0.52	0.90		(0.20)

Total from investment operations	0.59		0.89	0.46	0.68	1.01		(0.18)

Distributions to shareholders from net investment income	(0.14)		(0.20)	(0.18)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.03)		(1.46)	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.17)		(1.66)	(0.62)	(1.24)	(0.51)		—

Net asset value, end of period	$9.18		$8.76	$9.53	$9.69	$10.25		$9.75

Total return(c)	6.75%		10.34%	5.35%	7.06%	10.71%		(1.81)%

Net assets, end of period (in 000s)	$1,071		$1,034	$1,554	$1,330	$625		$10

Ratio of net expenses to average net assets(d)	0.26	%(e)	0.26%	0.31%	0.45%	0.46	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	5.49	%(e)	5.60%	6.23%	0.64%	0.82	%(e)	2.08	%(e)

Ratio of net investment income to average net assets	1.45	%(e)	2.09%	2.33%	1.69%	1.30	%(e)	1.27	%(e)

Portfolio turnover rate(f)	34%		34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.80		$9.56	$9.72	$10.26	$9.75		$9.97

Net investment income(a)	0.07		0.19	0.19	0.18	0.14		0.19

Net realized and unrealized gain	0.52		0.72	0.28	0.52	0.88		0.11

Total from investment operations	0.59		0.91	0.47	0.70	1.02		0.30

Distributions to shareholders from net investment income	(0.15)		(0.21)	(0.19)	(0.17)	(0.19)		(0.17)

Distributions to shareholders from net realized gains	(0.03)		(1.46)	(0.44)	(1.07)	(0.32)		(0.35)

Total distributions	(0.18)		(1.67)	(0.63)	(1.24)	(0.51)		(0.52)

Net asset value, end of period	$9.21		$8.80	$9.56	$9.72	$10.26		$9.75

Total return(b)	6.76%		10.57%	5.53%	7.30%	10.88%		3.23%

Net assets, end of period (in 000s)	$3,997		$3,526	$3,828	$74,952	$75,061		$74,224

Ratio of net expenses to average net assets(c)	0.11	%(d)	0.11%	0.27%	0.29%	0.30	%(d)	0.31%

Ratio of total expenses to average net assets(c)	5.34	%(d)	5.43%	1.70%	0.50%	0.76	%(d)	0.62%

Ratio of net investment income to average net assets	1.58	%(d)	2.18%	1.98%	1.86%	1.72	%(d)	1.91%

Portfolio turnover rate(e)	34%		34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.72		$9.49	$9.66	$10.22	$9.74		$9.93

Net investment income(b)	0.04		0.13	0.19	0.12	0.09		0.02

Net realized and unrealized gain (loss)	0.52		0.71	0.22	0.51	0.88		(0.21)

Total from investment operations	0.56		0.84	0.41	0.63	0.97		(0.19)

Distributions to shareholders from net investment income	(0.10)		(0.15)	(0.14)	(0.12)	(0.17)		—

Distributions to shareholders from net realized gains	(0.03)		(1.46)	(0.44)	(1.07)	(0.32)		—

Total distributions	(0.13)		(1.61)	(0.58)	(1.19)	(0.49)		—

Net asset value, end of period	$9.15		$8.72	$9.49	$9.66	$10.22		$9.74

Total return(c)	6.43%		9.85%	4.75%	6.59%	10.30%		(1.91)%

Net assets, end of period (in 000s)	$14		$13	$12	$30	$23		$10

Ratio of net expenses to average net assets(d)	0.77	%(e)	0.77%	0.86%	0.95%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	5.98	%(e)	6.05%	5.77%	1.14%	1.28	%(e)	2.57	%(e)

Ratio of net investment income to average net assets	0.94	%(e)	1.49%	2.04%	1.19%	1.04	%(e)	0.77	%(e)

Portfolio turnover rate(f)	34%		34%	117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period Noveber 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.99		$10.81	$11.34	$10.85	$9.81		$10.00

Net investment income (loss)(b)	0.07		0.18	0.21	0.17	0.10		0.02

Net realized and unrealized gain (loss)	0.89		0.97	0.21	0.63	1.01		(0.21)

Total from investment operations	0.96		1.15	0.42	0.80	1.11		(0.19)

Distributions to shareholders from net investment income	(0.16)		(0.22)	(0.30)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(0.11)		(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.27)		(0.97)	(0.95)	(0.31)	(0.07)		—

Net asset value, end of period	$11.68		$10.99	$10.81	$11.34	$10.85		$9.81

Total return(c)	8.76%		11.13%	4.70%	7.54%	11.39%		(1.90)%

Net assets, end of period (in 000s)	$318		$277	$285	$107	$29		$10

Ratio of net expenses to average net assets(d)	0.49	%(e)	0.49%	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	4.27	%(e)	4.35%	5.27%	2.31%	4.28	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.18	%(e)	1.74%	2.00%	1.57%	1.11	%(e)	1.03	%(e)

Portfolio turnover rate(f)	33%		27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$11.05		$10.87	$11.37	$10.87	$9.81		$10.00

Net investment income(b)	0.09		0.22	0.25	0.21	0.15		0.03

Net realized and unrealized gain (loss)	0.90		0.97	0.21	0.65	1.00		(0.22)

Total from investment operations	0.99		1.19	0.46	0.86	1.15		(0.19)

Distributions to shareholders from net investment income	(0.20)		(0.26)	(0.31)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.11)		(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.31)		(1.01)	(0.96)	(0.36)	(0.09)		—

Net asset value, end of period	$11.73		$11.05	$10.87	$11.37	$10.87		$9.81

Total return(c)	8.98%		11.44%	5.13%	8.02%	11.75%		(1.90)%

Net assets, end of period (in 000s)	$7,056		$6,474	$5,811	$11,139	$10,911		$9,765

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.11%	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.88	%(e)	3.97%	4.21%	2.05%	3.86	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	1.58	%(e)	2.12%	2.32%	1.85%	1.69	%(e)	1.44	%(e)

Portfolio turnover rate(f)	33%		27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.99		$10.82	$11.33	$10.84	$9.80		$10.00

Net investment income(b)	0.09		0.17	0.20	0.15	0.10		0.02

Net realized and unrealized gain (loss)	0.89		0.96	0.21	0.64	1.01		(0.22)

Total from investment operations	0.98		1.13	0.41	0.79	1.11		(0.20)

Distributions to shareholders from net investment income	(0.16)		(0.21)	(0.27)	(0.13)	(0.07)		—

Distributions to shareholders from net realized gains	(0.11)		(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.27)		(0.96)	(0.92)	(0.30)	(0.07)		—

Net asset value, end of period	$11.70		$10.99	$10.82	$11.33	$10.84		$9.80

Total return(c)	8.99%		10.89%	4.55%	7.44%	11.36%		(2.00)%

Net assets, end of period (in 000s)	$15		$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.61%	0.65%	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.39	%(e)	4.46%	5.12%	2.53%	4.34	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.58	%(e)	1.62%	1.90%	1.35%	1.20	%(e)	0.94	%(e)

Portfolio turnover rate(f)	33%		27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$11.00		$10.83	$11.34	$10.86	$9.81		$10.00

Net investment income(b)	0.08		0.27	0.24	0.19	0.08		0.02

Net realized and unrealized gain (loss)	0.89		0.89	0.21	0.64	1.05		(0.21)

Total from investment operations	0.97		1.16	0.45	0.83	1.13		(0.19)

Distributions to shareholders from net investment income	(0.15)		(0.24)	(0.31)	(0.18)	(0.08)		—

Distributions to shareholders from net realized gains	(0.11)		(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.26)		(0.99)	(0.96)	(0.35)	(0.08)		—

Net asset value, end of period	$11.71		$11.00	$10.83	$11.34	$10.86		$9.81

Total return(c)	8.89%		11.25%	4.96%	7.82%	11.59%		(1.90)%

Net assets, end of period (in 000s)	$50		$43	$976	$890	$152		$10

Ratio of net expenses to average net assets(d)	0.24	%(e)	0.24%	0.29%	0.44%	0.45	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	4.01	%(e)	4.18%	4.81%	2.18%	7.23	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	1.44	%(e)	2.46%	2.29%	1.71%	0.89	%(e)	1.29	%(e)

Portfolio turnover rate(f)	33%		27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$11.04		$10.86	$11.37	$10.87	$9.81		$10.00

Net investment income(b)	0.10		0.24	0.25	0.20	0.14		0.03

Net realized and unrealized gain (loss)	0.89		0.94	0.21	0.66	1.01		(0.22)

Total from investment operations	0.99		1.18	0.46	0.86	1.15		(0.19)

Distributions to shareholders from net investment income	(0.20)		(0.25)	(0.32)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.11)		(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.31)		(1.00)	(0.97)	(0.36)	(0.09)		—

Net asset value, end of period	$11.72		$11.04	$10.86	$11.37	$10.87		$9.81

Total return(c)	9.00%		11.44%	5.11%	8.05%	11.75%		(1.90)%

Net assets, end of period (in 000s)	$205		$316	$446	$330	$35		$10

Ratio of net expenses to average net assets(d)	0.09	%(e)	0.09%	0.13%	0.28%	0.30	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	3.91	%(e)	3.93%	4.62%	2.00%	4.22	%(e)	3.93	%(e)

Ratio of net investment income to average net assets	1.82	%(e)	2.29%	2.38%	1.77%	1.64	%(e)	1.46	%(e)

Portfolio turnover rate(f)	33%		27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.97		$10.81	$11.32	$10.83	$9.80		$10.00

Net investment income(b)	0.06		0.15	0.19	0.13	0.09		0.02

Net realized and unrealized gain (loss)	0.89		0.95	0.20	0.65	1.00		(0.22)

Total from investment operations	0.95		1.10	0.39	0.78	1.09		(0.20)

Distributions to shareholders from net investment income	(0.13)		(0.19)	(0.25)	(0.12)	(0.06)		—

Distributions to shareholders from net realized gains	(0.11)		(0.75)	(0.65)	(0.17)	—		—

Total distributions	(0.24)		(0.94)	(0.90)	(0.29)	(0.06)		—

Net asset value, end of period	$11.68		$10.97	$10.81	$11.32	$10.83		$9.80

Total return(c)	8.72%		10.66%	4.39%	7.29%	11.20%		(2.00)%

Net assets, end of period (in 000s)	$15		$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.74	%(e)	0.74%	0.80%	0.96%	0.98	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.51	%(e)	4.60%	5.26%	2.69%	4.50	%(e)	4.47	%(e)

Ratio of net investment income to average net assets	0.95	%(e)	1.49%	1.75%	1.19%	1.04	%(e)	0.79	%(e)

Portfolio turnover rate(f)	33%		27%	137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.61		$9.08	$9.49	$10.09	$9.58		$9.77

Net investment income (b)	0.05		0.14	0.17	0.13	0.10		0.02

Net realized and unrealized gain (loss)	0.90		0.87	0.10	0.64	1.03		(0.21)

Total from investment operations	0.95		1.01	0.27	0.77	1.13		(0.19)

Distributions to shareholders from net investment income	(0.12)		(0.17)	(0.15)	(0.14)	(0.19)		—

Distributions to shareholders from net realized gains	(0.13)		(1.31)	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.25)		(1.48)	(0.68)	(1.37)	(0.62)		—

Net asset value, end of period	$9.31		$8.61	$9.08	$9.49	$10.09		$9.58

Total return(c)	11.15%		12.04%	3.48%	8.23%	12.37%		(1.94)%

Net assets, end of period (in 000s)	$112		$92	$80	$51	$13		$13

Ratio of net expenses to average net assets(d)	0.49	%(e)	0.49%	0.53%	0.70%	0.73	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	3.94	%(e)	4.09%	5.04%	1.20%	1.41	%(e)	3.23	%(e)

Ratio of net investment income to average net assets	1.17	%(e)	1.71%	1.93%	1.40%	1.27	%(e)	0.98	%(e)

Portfolio turnover rate(f)	19%		30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.68		$9.13	$9.54	$10.12	$9.58		$9.77

Net investment income(b)	0.07		0.17	0.20	0.17	0.14		0.03

Net realized and unrealized gain (loss)	0.90		0.88	0.10	0.65	1.03		(0.22)

Total from investment operations	0.97		1.05	0.30	0.82	1.17		(0.19)

Distributions to shareholders from net investment income	(0.15)		(0.19)	(0.18)	(0.17)	(0.20)		—

Distributions to shareholders from net realized gains	(0.13)		(1.31)	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.28)		(1.50)	(0.71)	(1.40)	(0.63)		—

Net asset value, end of period	$9.37		$8.68	$9.13	$9.54	$10.12		$9.58

Total return(c)	11.26%		12.57%	3.82%	8.71%	12.85%		(1.94)%

Net assets, end of period (in 000s)	$16		$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.12%	0.16%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.58	%(e)	3.70%	4.47%	0.73%	0.98	%(e)	2.82	%(e)

Ratio of net investment income to average net assets	1.56	%(e)	2.08%	2.30%	1.82%	1.70	%(e)	1.41	%(e)

Portfolio turnover rate(f)	19%		30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.63		$9.09	$9.49	$10.08	$9.58		$9.77

Net investment income(b)	0.07		0.13	0.16	0.13	0.10		0.02

Net realized and unrealized gain (loss)	0.89		0.88	0.11	0.63	1.01		(0.21)

Total from investment operations	0.96		1.01	0.27	0.76	1.11		(0.19)

Distributions to shareholders from net investment income	(0.12)		(0.16)	(0.14)	(0.12)	(0.18)		—

Distributions to shareholders from net realized gains	(0.13)		(1.31)	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.25)		(1.47)	(0.67)	(1.35)	(0.61)		—

Net asset value, end of period	$9.34		$8.63	$9.09	$9.49	$10.08		$9.58

Total return(c)	11.25%		12.00%	3.39%	8.13%	12.21%		(1.94)%

Net assets, end of period (in 000s)	$15		$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.62%	0.66%	0.81%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	4.08	%(e)	4.20%	4.97%	1.24%	1.48	%(e)	3.31	%(e)

Ratio of net investment income to average net assets	1.56	%(e)	1.59%	1.81%	1.32%	1.20	%(e)	0.92	%(e)

Portfolio turnover rate(f)	19%		30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.65		$9.11	$9.51	$10.11	$9.58		$9.77

Net investment income(b)	0.07		0.19	0.19	0.16	0.09		0.02

Net realized and unrealized gain (loss)	0.90		0.84	0.11	0.64	1.06		(0.21)

Total from investment operations	0.97		1.03	0.30	0.80	1.15		(0.19)

Distributions to shareholders from net investment income	(0.14)		(0.18)	(0.17)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(0.13)		(1.31)	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.27)		(1.49)	(0.70)	(1.40)	(0.62)		—

Net asset value, end of period	$9.35		$8.65	$9.11	$9.51	$10.11		$9.58

Total return(c)	11.27%		12.35%	3.78%	8.46%	12.68%		(1.94)%

Net assets, end of period (in 000s)	$255		$240	$667	$636	$130		$10

Ratio of net expenses to average net assets(d)	0.24	%(e)	0.24%	0.29%	0.45%	0.46	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	3.70	%(e)	3.94%	4.66%	0.89%	0.98	%(e)	2.96	%(e)

Ratio of net investment income to average net assets	1.46	%(e)	2.25%	2.14%	1.67%	1.11	%(e)	1.27	%(e)

Portfolio turnover rate(f)	19%		30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.69		$9.14	$9.54	$10.12	$9.59		$9.90

Net investment income(a)	0.07		0.18	0.18	0.18	0.14		0.19

Net realized and unrealized gain	0.90		0.88	0.13	0.64	1.02		0.11

Total from investment operations	0.97		1.06	0.31	0.82	1.16		0.30

Distributions to shareholders from net investment income	(0.15)		(0.20)	(0.18)	(0.17)	(0.20)		(0.17)

Distributions to shareholders from net realized gains	(0.13)		(1.31)	(0.53)	(1.23)	(0.43)		(0.44)

Total distributions	(0.28)		(1.51)	(0.71)	(1.40)	(0.63)		(0.61)

Net asset value, end of period	$9.38		$8.69	$9.14	$9.54	$10.12		$9.59

Total return(b)	11.28%		12.58%	3.94%	8.70%	12.73%		3.33%

Net assets, end of period (in 000s)	$8,179		$7,381	$7,049	$49,418	$48,905		$47,340

Ratio of net expenses to average net assets(c)	0.09	%(d)	0.09%	0.23%	0.29%	0.30	%(d)	0.31%

Ratio of total expenses to average net assets(c)	3.55	%(d)	3.71%	2.36%	0.72%	0.98	%(d)	0.80%

Ratio of net investment income to average net assets	1.59	%(d)	2.13%	1.99%	1.84%	1.73	%(d)	1.97%

Portfolio turnover rate(e)	19%		30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$8.60		$9.06	$9.47	$10.07	$9.57		$9.77

Net investment income(b)	0.04		0.12	0.17	0.11	0.09		0.01

Net realized and unrealized gain (loss)	0.89		0.87	0.08	0.64	1.02		(0.21)

Total from investment operations	0.93		0.99	0.25	0.75	1.11		(0.20)

Distributions to shareholders from net investment income	(0.10)		(0.14)	(0.13)	(0.12)	(0.18)		—

Distributions to shareholders from net realized gains	(0.13)		(1.31)	(0.53)	(1.23)	(0.43)		—

Total distributions	(0.23)		(1.45)	(0.66)	(1.35)	(0.61)		—

Net asset value, end of period	$9.30		$8.60	$9.06	$9.47	$10.07		$9.57

Total return(c)	10.89%		11.90%	3.17%	8.02%	12.16%		(2.05)%

Net assets, end of period (in 000s)	$15		$14	$12	$36	$24		$10

Ratio of net expenses to average net assets(d)	0.73	%(e)	0.74%	0.86%	0.95%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	4.20	%(e)	4.33%	4.30%	1.39%	1.42	%(e)	3.46	%(e)

Ratio of net investment income to average net assets	0.94	%(e)	1.46%	1.88%	1.16%	1.05	%(e)	0.77	%(e)

Portfolio turnover rate(f)	19%		30%	150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.81		$10.68	$11.60	$11.01	$9.80		$10.00

Net investment income(b)	0.07		0.16	0.20	0.16	0.08		0.02

Net realized and unrealized gain (loss)	1.25		1.10	(0.04)	0.81	1.20		(0.22)

Total from investment operations	1.32		1.26	0.16	0.97	1.28		(0.20)

Distributions to shareholders from net investment income	(0.14)		(0.21)	(0.26)	(0.16)	(0.07)		—

Distributions to shareholders from net realized gains	—		(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.14)		(1.13)	(1.08)	(0.38)	(0.07)		—

Net asset value, end of period	$11.99		$10.81	$10.68	$11.60	$11.01		$9.80

Total return(c)	12.19%		12.26%	2.37%	9.02%	13.17%		(2.00)%

Net assets, end of period (in 000s)	$288		$221	$165	$106	$84		$10

Ratio of net expenses to average net assets(d)	0.47	%(e)	0.47%	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	3.83	%(e)	4.10%	4.91%	2.44%	5.43	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.16	%(e)	1.62%	1.86%	1.42%	0.90	%(e)	1.02	%(e)

Portfolio turnover rate(f)	14%		23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GGOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.88		$10.74	$11.65	$11.04	$9.81		$10.00

Net investment income(b)	0.09		0.21	0.23	0.21	0.15		0.03

Net realized and unrealized gain (loss)	1.26		1.09	(0.02)	0.81	1.17		(0.22)

Total from investment operations	1.35		1.30	0.21	1.02	1.32		(0.19)

Distributions to shareholders from net investment income	(0.17)		(0.24)	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	—		(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.17)		(1.16)	(1.12)	(0.41)	(0.09)		—

Net asset value, end of period	$12.06		$10.88	$10.74	$11.65	$11.04		$9.81

Total return(c)	12.45%		12.63%	2.81%	9.40%	13.52%		(1.90)%

Net assets, end of period (in 000s)	$7,868		$6,999	$6,205	$11,472	$11,077		$9,756

Ratio of net expenses to average net assets(d)	0.09	%(e)	0.09%	0.16%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.45	%(e)	3.73%	4.09%	2.05%	3.82	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	1.57	%(e)	2.02%	2.17%	1.83%	1.69	%(e)	1.43	%(e)

Portfolio turnover rate(f)	14%		23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.83		$10.69	$11.60	$11.00	$9.80		$10.00

Net investment income(b)	0.09		0.15	0.18	0.15	0.10		0.02

Net realized and unrealized gain (loss)	1.25		1.10	(0.02)	0.81	1.17		(0.22)

Total from investment operations	1.34		1.25	0.16	0.96	1.27		(0.20)

Distributions to shareholders from net investment income	(0.14)		(0.19)	(0.25)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	—		(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.14)		(1.11)	(1.07)	(0.36)	(0.07)		—

Net asset value, end of period	$12.03		$10.83	$10.69	$11.60	$11.00		$9.80

Total return(c)	12.38%		12.18%	2.30%	8.83%	13.03%		(2.00)%

Net assets, end of period (in 000s)	$16		$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.10	%(e)	0.60%	0.64%	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	3.94	%(e)	4.23%	4.93%	2.53%	4.30	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.56	%(e)	1.51%	1.74%	1.33%	1.20	%(e)	0.93	%(e)

Portfolio turnover rate(f)	14%		23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.85		$10.71	$11.62	$11.03	$9.80		$10.00

Net investment income(b)	0.08		0.25	0.22	0.19	0.10		0.02

Net realized and unrealized gain (loss)	1.26		1.04	(0.02)	0.80	1.21		(0.22)

Total from investment operations	1.34		1.29	0.20	0.99	1.31		(0.20)

Distributions to shareholders from net investment income	(0.15)		(0.23)	(0.29)	(0.18)	(0.08)		—

Distributions to shareholders from net realized gains	—		(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.15)		(1.15)	(1.11)	(0.40)	(0.08)		—

Net asset value, end of period	$12.04		$10.85	$10.71	$11.62	$11.03		$9.80

Total return(c)	12.40%		12.55%	2.71%	9.19%	13.48%		(2.00)%

Net assets, end of period (in 000s)	$223		$189	$857	$600	$97		$10

Ratio of net expenses to average net assets(d)	0.22	%(e)	0.22%	0.27%	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	3.58	%(e)	3.91%	4.65%	2.18%	6.16	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	1.43	%(e)	2.36%	2.10%	1.69%	1.13	%(e)	1.28	%(e)

Portfolio turnover rate(f)	14%		23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.88		$10.73	$11.64	$11.04	$9.81		$10.00

Net investment income(b)	0.08		0.25	0.24	0.20	0.15		0.03

Net realized and unrealized gain (loss)	1.26		1.06	(0.03)	0.81	1.17		(0.22)

Total from investment operations	1.34		1.31	0.21	1.01	1.32		(0.19)

Distributions to shareholders from net investment income	(0.17)		(0.24)	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	—		(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.17)		(1.16)	(1.12)	(0.41)	(0.09)		—

Net asset value, end of period	$12.05		$10.88	$10.73	$11.64	$11.04		$9.81

Total return(c)	12.39%		12.74%	2.87%	9.34%	13.64%		(2.00)%

Net assets, end of period (in 000s)	$548		$320	$742	$270	$14		$10

Ratio of net expenses to average net assets(d)	0.07	%(e)	0.07%	0.09%	0.28%	0.31	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	3.43	%(e)	3.72%	4.63%	2.03%	4.00	%(e)	3.93	%(e)

Ratio of net investment income to average net assets	1.45	%(e)	2.46%	2.23%	1.72%	1.68	%(e)	1.45	%(e)

Portfolio turnover rate(f)	14%		23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.80		$10.66	$11.58	$10.99	$9.79		$10.00

Net investment income(b)	0.05		0.14	0.20	0.13	0.09		0.01

Net realized and unrealized gain (loss)	1.25		1.09	(0.06)	0.81	1.17		(0.22)

Total from investment operations	1.30		1.23	0.14	0.94	1.26		(0.21)

Distributions to shareholders from net investment income	(0.11)		(0.17)	(0.24)	(0.13)	(0.06)		—

Distributions to shareholders from net realized gains	—		(0.92)	(0.82)	(0.22)	—		—

Total distributions	(0.11)		(1.09)	(1.06)	(0.35)	(0.06)		—

Net asset value, end of period	$11.99		$10.80	$10.66	$11.58	$10.99		$9.79

Total return(c)	12.03%		12.05%	2.10%	8.74%	12.98%		(2.10)%

Net assets, end of period (in 000s)	$15		$14	$12	$41	$29		$10

Ratio of net expenses to average net assets(d)	0.72	%(e)	0.73%	0.84%	0.94%	0.95	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.08	%(e)	4.36%	4.49%	2.68%	4.63	%(e)	4.48	%(e)

Ratio of net investment income to average net assets	0.92	%(e)	1.38%	1.84%	1.17%	1.07	%(e)	0.78	%(e)

Portfolio turnover rate(f)	14%		23%	147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.71		$10.13	$10.69	$10.54	$9.80		$10.00

Net investment income(b)	0.06		0.14	0.18	0.14	0.12		0.02

Net realized and unrealized gain (loss)	1.13		1.04	(0.07)	0.84	1.21		(0.22)

Total from investment operations	1.19		1.18	0.11	0.98	1.33		(0.20)

Distributions to shareholders from net investment income	(0.10)		(0.17)	(0.17)	(0.16)	(0.19)		—

Distributions to shareholders from net realized gains	(0.18)		(1.43)	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.28)		(1.60)	(0.67)	(0.83)	(0.59)		—

Net asset value, end of period	$10.62		$9.71	$10.13	$10.69	$10.54		$9.80

Total return(c)	12.37%		12.42%	1.51%	9.66%	14.21%		(2.00)%

Net assets, end of period (in 000s)	$517		$687	$359	$218	$49		$10

Ratio of net expenses to average net assets(d)	0.48	%(e)	0.48%	0.52%	0.70%	0.71	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	4.30	%(e)	3.82%	5.40%	1.57%	1.34	%(e)	6.30	%(e)

Ratio of net investment income to average net assets	1.13	%(e)	1.52%	1.81%	1.38%	1.38	%(e)	1.04	%(e)

Portfolio turnover rate(f)	16%		26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.79		$10.19	$10.74	$10.56	$9.80		$10.00

Net investment income(b)	0.08		0.18	0.22	0.19	0.14		0.03

Net realized and unrealized gain (loss)	1.14		1.04	(0.07)	0.84	1.22		(0.23)

Total from investment operations	1.22		1.22	0.15	1.03	1.36		(0.20)

Distributions to shareholders from net investment income	(0.16)		(0.19)	(0.20)	(0.18)	(0.20)		—

Distributions to shareholders from net realized gains	(0.18)		(1.43)	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.34)		(1.62)	(0.70)	(0.85)	(0.60)		—

Net asset value, end of period	$10.67		$9.79	$10.19	$10.74	$10.56		$9.80

Total return(c)	12.53%		12.88%	1.95%	10.10%	14.58%		(2.00)%

Net assets, end of period (in 000s)	$26		$21	$16	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.10%	0.14%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.86	%(e)	3.83%	4.87%	1.06%	1.63	%(e)	5.90	%(e)

Ratio of net investment income to average net assets	1.53	%(e)	1.99%	2.21%	1.81%	1.71	%(e)	1.44	%(e)

Portfolio turnover rate(f)	16%		26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.74		$10.15	$10.70	$10.53	$9.79		$10.00

Net investment income(b)	0.08		0.14	0.17	0.14	0.10		0.02

Net realized and unrealized gain (loss)	1.13		1.03	(0.07)	0.83	1.22		(0.23)

Total from investment operations	1.21		1.17	0.10	0.97	1.32		(0.21)

Distributions to shareholders from net investment income	(0.13)		(0.15)	(0.15)	(0.13)	(0.18)		—

Distributions to shareholders from net realized gains	(0.18)		(1.43)	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.31)		(1.58)	(0.65)	(0.80)	(0.58)		—

Net asset value, end of period	$10.64		$9.74	$10.15	$10.70	$10.53		$9.79

Total return(c)	12.49%		12.33%	1.41%	9.53%	14.18%		(2.10)%

Net assets, end of period (in 000s)	$16		$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.61%	0.65%	0.80%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	4.39	%(e)	4.42%	5.26%	1.56%	2.13	%(e)	6.40	%(e)

Ratio of net investment income to average net assets	1.53	%(e)	1.51%	1.71%	1.32%	1.21	%(e)	0.95	%(e)

Portfolio turnover rate(f)	16%		26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.76		$10.17	$10.72	$10.55	$9.80		$10.00

Net investment income(b)	0.07		0.24	0.20	0.18	0.11		0.02

Net realized and unrealized gain (loss)	1.14		0.96	(0.06)	0.83	1.24		(0.22)

Total from investment operations	1.21		1.20	0.14	1.01	1.35		(0.20)

Distributions to shareholders from net investment income	(0.14)		(0.18)	(0.19)	(0.17)	(0.20)		—

Distributions to shareholders from net realized gains	(0.18)		(1.43)	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.32)		(1.61)	(0.69)	(0.84)	(0.60)		—

Net asset value, end of period	$10.65		$9.76	$10.17	$10.72	$10.55		$9.80

Total return(c)	12.46%		12.68%	1.80%	9.98%	14.42%		(2.00)%

Net assets, end of period (in 000s)	$165		$145	$998	$830	$156		$10

Ratio of net expenses to average net assets(d)	0.24	%(e)	0.22%	0.29%	0.45%	0.47	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	4.00	%(e)	5.91%	4.95%	1.21%	1.45	%(e)	6.04	%(e)

Ratio of net investment income to average net assets	1.41	%(e)	2.42%	2.06%	1.70%	1.31	%(e)	1.30	%(e)

Portfolio turnover rate(f)	16%		26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.80		$10.19	$10.74	$10.56	$9.80		$9.95

Net investment income(a)	0.08		0.19	0.20	0.19	0.14		0.20

Net realized and unrealized gain (loss)	1.14		1.05	(0.04)	0.84	1.22		0.11

Total from investment operations	1.22		1.24	0.16	1.03	1.36		0.31

Distributions to shareholders from net investment income	(0.16)		(0.20)	(0.21)	(0.18)	(0.20)		(0.16)

Distributions to shareholders from net realized gains	(0.18)		(1.43)	(0.50)	(0.67)	(0.40)		(0.30)

Total distributions	(0.34)		(1.63)	(0.71)	(0.85)	(0.60)		(0.46)

Net asset value, end of period	$10.68		$9.80	$10.19	$10.74	$10.56		$9.80

Total return(b)	12.54%		13.01%	1.96%	10.11%	14.59%		3.37%

Net assets, end of period (in 000s)	$7,013		$6,201	$5,786	$29,481	$26,154		$21,657

Ratio of net expenses to average net assets(c)	0.08	%(d)	0.08%	0.21%	0.29%	0.30	%(d)	0.31%

Ratio of total expenses to average net assets(c)	3.86	%(d)	3.92%	3.02%	1.06%	1.58	%(d)	1.45%

Ratio of net investment income to average net assets	1.57	%(d)	2.05%	1.94%	1.82%	1.71	%(d)	2.07%

Portfolio turnover rate(e)	16%		26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.73		$10.14	$10.69	$10.52	$9.79		$10.00

Net investment income(b)	0.05		0.13	0.16	0.12	0.09		0.02

Net realized and unrealized gain (loss)	1.12		1.03	(0.07)	0.83	1.22		(0.23)

Total from investment operations	1.17		1.16	0.09	0.95	1.31		(0.21)

Distributions to shareholders from net investment income	(0.10)		(0.14)	(0.14)	(0.11)	(0.18)		—

Distributions to shareholders from net realized gains	(0.18)		(1.43)	(0.50)	(0.67)	(0.40)		—

Total distributions	(0.28)		(1.57)	(0.64)	(0.78)	(0.58)		—

Net asset value, end of period	$10.62		$9.73	$10.14	$10.69	$10.52		$9.79

Total return(c)	12.11%		12.22%	1.25%	9.38%	14.02%		2.10%

Net assets, end of period (in 000s)	$16		$14	$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.73	%(e)	0.74%	0.80%	0.96%	0.98	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	4.50	%(e)	4.54%	5.40%	1.71%	2.29	%(e)	6.54	%(e)

Ratio of net investment income to average net assets	0.92	%(e)	1.38%	1.57%	1.16%	1.05	%(e)	0.80	%(e)

Portfolio turnover rate(f)	16%		26%	171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.47		$10.57	$11.86	$11.16	$9.79		$10.00

Net investment income(b)	0.06		0.16	0.19	0.16	0.09		0.02

Net realized and unrealized gain (loss)	1.21		1.10	(0.17)	0.98	1.36		(0.23)

Total from investment operations	1.27		1.26	0.02	1.14	1.45		(0.21)

Distributions to shareholders from net investment income	(0.13)		(0.20)	(0.26)	(0.16)	(0.08)		—

Distributions to shareholders from net realized gains	—		(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.13)		(1.36)	(1.31)	(0.44)	(0.08)		—

Net asset value, end of period	$11.61		$10.47	$10.57	$11.86	$11.16		$9.79

Total return(c)	12.15%		12.61%	1.39%	10.37%	14.90%		(2.10)%

Net assets, end of period (in 000s)	$267		$199	$162	$118	$87		$10

Ratio of net expenses to average net assets(d)	0.47	%(e)	0.47%	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	3.97	%(e)	4.27%	5.15%	2.46%	4.43	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.16	%(e)	1.64%	1.80%	1.38%	1.01	%(e)	1.02	%(e)

Portfolio turnover rate(f)	13%		23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.54		$10.63	$11.92	$11.20	$9.80		$10.00

Net investment income(b)	0.09		0.20	0.23	0.21	0.15		0.03

Net realized and unrealized gain (loss)	1.22		1.10	(0.17)	0.98	1.34		(0.23)

Total from investment operations	1.31		1.30	0.06	1.19	1.49		(0.20)

Distributions to shareholders from net investment income	(0.16)		(0.23)	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	—		(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.16)		(1.39)	(1.35)	(0.47)	(0.09)		—

Net asset value, end of period	$11.69		$10.54	$10.63	$11.92	$11.20		$9.80

Total return(c)	12.49%		12.96%	1.73%	10.82%	15.32%		(2.00)%

Net assets, end of period (in 000s)	$7,783		$6,921	$6,125	$11,811	$11,242		$9,748

Ratio of net expenses to average net assets(d)	0.09	%(e)	0.09%	0.17%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.60	%(e)	3.89%	4.28%	2.05%	3.78	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	1.56	%(e)	2.02%	2.11%	1.80%	1.70	%(e)	1.43	%(e)

Portfolio turnover rate(f)	13%		23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.48		$10.59	$11.87	$11.16	$9.79		$10.00

Net investment income(b)	0.08		0.15	0.18	0.15	0.11		0.02

Net realized and unrealized gain (loss)	1.22		1.09	(0.16)	0.98	1.33		(0.23)

Total from investment operations	1.30		1.24	0.02	1.13	1.44		(0.21)

Distributions to shareholders from net investment income	(0.13)		(0.19)	(0.25)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	—		(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.13)		(1.35)	(1.30)	(0.42)	(0.07)		—

Net asset value, end of period	$11.65		$10.48	$10.59	$11.87	$11.16		$9.79

Total return(c)	12.43%		12.31%	1.33%	10.27%	14.83%		(2.10)%

Net assets, end of period (in 000s)	$16		$14	$13	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.60%	0.65%	0.79%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.09	%(e)	4.39%	5.18%	2.52%	4.26	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.54	%(e)	1.52%	1.70%	1.31%	1.20	%(e)	0.92	%(e)

Portfolio turnover rate(f)	13%		23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.50		$10.60	$11.89	$11.19	$9.79		$10.00

Net investment income(b)	0.08		0.23	0.22	0.19	0.07		0.02

Net realized and unrealized gain (loss)	1.22		1.05	(0.17)	0.98	1.42		(0.23)

Total from investment operations	1.30		1.28	0.05	1.17	1.49		(0.21)

Distributions to shareholders from net investment income	(0.15)		(0.22)	(0.29)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	—		(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.15)		(1.38)	(1.34)	(0.47)	(0.09)		—

Net asset value, end of period	$11.65		$10.50	$10.60	$11.89	$11.19		$9.79

Total return(c)	12.39%		12.77%	1.65%	10.62%	15.16%		(2.00)%

Net assets, end of period (in 000s)	$329		$274	$723	$509	$101		$10

Ratio of net expenses to average net assets(d)	0.22	%(e)	0.22%	0.27%	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	3.72	%(e)	4.09%	4.91%	2.19%	6.85	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	1.41	%(e)	2.26%	2.07%	1.64%	0.77	%(e)	1.28	%(e)

Portfolio turnover rate(f)	13%		23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.57		$10.63	$11.92	$11.20	$9.80		$10.00

Net investment income(b)	0.07		0.43	0.24	0.20	0.15		0.03

Net realized and unrealized gain (loss)	1.25		0.87	(0.18)	0.99	1.34		(0.23)

Total from investment operations	1.32		1.30	0.06	1.19	1.49		(0.20)

Distributions to shareholders from net investment income	(0.17)		(0.20)	(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	—		(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.17)		(1.36)	(1.35)	(0.47)	(0.09)		—

Net asset value, end of period	$11.72		$10.57	$10.63	$11.92	$11.20		$9.80

Total return(c)	12.48%		12.95%	1.80%	10.85%	15.32%		(2.00)%

Net assets, end of period (in 000s)	$103		$35	$394	$161	$27		$10

Ratio of net expenses to average net assets(d)	0.07	%(e)	0.07%	0.09%	0.28%	0.29	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	3.54	%(e)	3.95%	4.92%	2.01%	3.99	%(e)	3.92	%(e)

Ratio of net investment income to average net assets	1.33	%(e)	4.12%	2.23%	1.76%	1.68	%(e)	1.45	%(e)

Portfolio turnover rate(f)	13%		23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,			Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.43		$10.54	$11.82	$11.15	$9.79		$10.00

Net investment income(b)	0.04		0.14	0.19	0.12	0.09		0.01

Net realized and unrealized gain (loss)	1.21		1.08	(0.18)	0.98	1.34		(0.22)

Total from investment operations	1.25		1.22	0.01	1.10	1.43		(0.21)

Distributions to shareholders from net investment income	(0.12)		(0.17)	(0.24)	(0.15)	(0.07)		—

Distributions to shareholders from net realized gains	—		(1.16)	(1.05)	(0.28)	—		—

Total distributions	(0.12)		(1.33)	(1.29)	(0.43)	(0.07)		—

Net asset value, end of period	$11.56		$10.43	$10.54	$11.82	$11.15		$9.79

Total return(c)	12.04%		12.22%	1.20%	10.09%	14.66%		(2.10)%

Net assets, end of period (in 000s)	$31		$14	$13	$38	$11		$10

Ratio of net expenses to average net assets(d)	0.72	%(e)	0.73%	0.84%	0.94%	0.97	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.19	%(e)	4.52%	4.72%	2.67%	4.42	%(e)	4.48	%(e)

Ratio of net investment income to average net assets	0.70	%(e)	1.39%	1.75%	1.06%	1.05	%(e)	0.77	%(e)

Portfolio turnover rate(f)	13%		23%	148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class A Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.55		$10.41	$10.45	$10.00

Net investment income (loss)(b)	0.07		0.15	0.19	0.05

Net realized and unrealized gain (loss)	1.34		1.21	(0.10)	0.40

Total from investment operations	1.41		1.36	0.09	0.45

Distributions to shareholders from net investment income	(0.15)		(0.22)	(0.10)	—

Distributions to shareholders from net realized gains	(0.07)		—	(0.03)	—

Total distributions	(0.22)		(0.22)	(0.13)	—

Net asset value, end of period	$12.74		$11.55	$10.41	$10.45

Total return(c)	12.24%		13.12%	0.96%	4.50%

Net assets, end of period (in 000s)	$72		$44	$20	$10

Ratio of net expenses to average net assets(d)	0.47	%(e)	0.48%	0.50%	0.69	%(e)

Ratio of total expenses to average net assets(d)	3.46	%(e)	4.06%	6.73%	8.72	%(e)

Ratio of net investment income to average net assets	1.07	%(e)	1.47%	1.84%	1.44	%(e)

Portfolio turnover rate(f)	14%		16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Institutional Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.59		$10.43	$10.46	$10.00

Net investment income(b)	0.09		0.21	0.22	0.06

Net realized and unrealized gain (loss)	1.34		1.20	(0.09)	0.40

Total from investment operations	1.43		1.41	0.13	0.46

Distributions to shareholders from net investment income	(0.18)		(0.25)	(0.13)	—

Distributions to shareholders from net realized gains	(0.07)		—	(0.03)	—

Total distributions	(0.25)		(0.25)	(0.16)	—

Net asset value, end of period	$12.77		$11.59	$10.43	$10.46

Total return(c)	12.39%		13.60%	1.36%	4.60%

Net assets, end of period (in 000s)	$14		$12	$11	$10

Ratio of net expenses to average net assets(d)	0.09	%(e)	0.09%	0.14%	0.30	%(e)

Ratio of total expenses to average net assets(d)	3.08	%(e)	3.68%	6.56%	8.34	%(e)

Ratio of net investment income to average net assets	1.56	%(e)	2.00%	2.18%	1.84	%(e)

Portfolio turnover rate(f)	14%		16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Service Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.55		$10.40	$10.44	$10.00

Net investment income(b)	0.09		0.16	0.17	0.05

Net realized and unrealized gain (loss)	1.34		1.19	(0.09)	0.39

Total from investment operations	1.43		1.35	0.08	0.44

Distributions to shareholders from net investment income	(0.15)		(0.20)	(0.09)	—

Distributions to shareholders from net realized gains	(0.07)		—	(0.03)	—

Total distributions	(0.22)		(0.20)	(0.12)	—

Net asset value, end of period	$12.76		$11.55	$10.40	$10.44

Total return(c)	12.39%		13.02%	0.89%	4.40%

Net assets, end of period (in 000s)	$13		$12	$11	$10

Ratio of net expenses to average net assets(d)	0.09	%(e)	0.59%	0.64%	0.80	%(e)

Ratio of total expenses to average net assets(d)	3.58	%(e)	4.19%	7.06%	8.82	%(e)

Ratio of net investment income to average net assets	1.56	%(e)	1.50%	1.68%	1.34	%(e)

Portfolio turnover rate(f)	14%		16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Investor Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.58		$10.43	$10.46	$10.00

Net investment income(b)	0.09		0.20	0.21	0.06

Net realized and unrealized gain (loss)	1.34		1.19	(0.09)	0.40

Total from investment operations	1.43		1.39	0.12	0.46

Distributions to shareholders from net investment income	(0.17)		(0.24)	(0.12)	—

Distributions to shareholders from net realized gains	(0.07)		—	(0.03)	—

Total distributions	(0.24)		(0.24)	(0.15)	—

Net asset value, end of period	$12.77		$11.58	$10.43	$10.46

Total return(c)	12.37%		13.48%	1.15%	4.60%

Net assets, end of period (in 000s)	$13		$12	$11	$10

Ratio of net expenses to average net assets(d)	0.23	%(e)	0.22%	0.28%	0.44	%(e)

Ratio of total expenses to average net assets(d)	3.21	%(e)	3.82%	6.70%	8.48	%(e)

Ratio of net investment income to average net assets	1.42	%(e)	1.87%	2.04%	1.69	%(e)

Portfolio turnover rate(f)	14%		16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.59		$10.43	$10.46	$10.00

Net investment income(b)	0.10		0.21	0.23	0.06

Net realized and unrealized gain (loss)	1.33		1.21	(0.10)	0.40

Total from investment operations	1.43		1.42	0.13	0.46

Distributions to shareholders from net investment income	(0.18)		(0.26)	(0.13)	—

Distributions to shareholders from net realized gains	(0.07)		—	(0.03)	—

Total distributions	(0.25)		(0.26)	(0.16)	—

Net asset value, end of period	$12.77		$11.59	$10.43	$10.46

Total return(c)	12.41%		13.62%	1.37%	4.60%

Net assets, end of period (in 000s)	$9,618		$8,515	$7,465	$5,178

Ratio of net expenses to average net assets(d)	0.07	%(e)	0.07%	0.11%	0.28	%(e)

Ratio of total expenses to average net assets(d)	3.09	%(e)	3.69%	6.49%	8.33	%(e)

Ratio of net investment income to average net assets	1.57	%(e)	2.02%	2.24%	1.86	%(e)

Portfolio turnover rate(f)	14%		16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R Shares
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.54		$10.39	$10.44	$10.00

Net investment income(b)	0.06		0.14	0.16	0.04

Net realized and unrealized gain (loss)	1.32		1.20	(0.10)	0.40

Total from investment operations	1.38		1.34	0.06	0.44

Distributions to shareholders from net investment income	(0.11)		(0.19)	(0.08)	—

Distributions to shareholders from net realized gains	(0.07)		—	(0.03)	—

Total distributions	(0.18)		(0.19)	(0.11)	—

Net asset value, end of period	$12.74		$11.54	$10.39	$10.44

Total return(c)	12.02%		12.90%	0.68%	4.40%

Net assets, end of period (in 000s)	$13		$12	$11	$10

Ratio of net expenses to average net assets(d)	0.73	%(e)	0.72%	0.78%	0.94	%(e)

Ratio of total expenses to average net assets(d)	3.72	%(e)	4.33%	7.20%	8.96	%(e)

Ratio of net investment income to average net assets	0.92	%(e)	1.37%	1.55%	1.19	%(e)

Portfolio turnover rate(f)	14%		16%	148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements

February 28, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
All Portfolios	A, Institutional, Service, Investor, R6, R	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Service, Investor, Class R6 and Class R Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to primarily invest in shares of exchange-traded funds (“ETFs”) and/or mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and ETFs Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of February 28, 2021:

TARGET DATE RETIREMENT PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,541,724	$—	$—

Investment Company	59,282	—	—

Total	$7,601,006	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(2,886)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$8,821,844	$—	$—

Investment Company	55,473	—	—

Total	$8,877,317	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(2,886)	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$5,486,591	$—	$—

Investment Company	60,668	—	—

Total	$5,547,259	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$14,870	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,480,031	$—	$—

Investment Company	100,127	—	—

Total	$7,580,158	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$28,836	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$8,475,564	$—	$—

Investment Company	22,283	—	—

Total	$8,497,847	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$28,836	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$8,683,929	$—	$—

Investment Company	162,932	—	—

Total	$8,846,861	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$28,836	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,526,729	$—	$—

Investment Company	135,490	—	—

Total	$7,662,219	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$28,836	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$8,227,876	$—	$—

Investment Company	180,283	—	—

Total	$8,408,159	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$28,836	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$9,520,833	$—	$—

Investment Company	138,986	—	—

Total	$9,659,819	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$28,836	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2021. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Target Date Retirement Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts	$(2,886)	(a)

Target Date 2025 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts	$(2,886)	(a)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

Target Date 2030 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$14,870	(a)	—	$—

Target Date 2035 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$28,836	(a)	—	$—

Target Date 2040 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$28,836	(a)	—	$—

Target Date 2045 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$28,836	(a)	—	$—

Target Date 2050 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$28,836	(a)	—	$—

Target Date 2055 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$28,836	(a)	—	$—

Target Date 2060 Portfolio
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$28,836	(a)	—	$—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Target Date Retirement Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$77,288	$(51,627)	2

Target Date 2025 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$44,604	$(27,867)	1

Target Date 2030 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$26,376	$5,785	1

Target Date 2035 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$53,637	$10,666	2

Target Date 2040 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$53,637	$10,666	2

Target Date 2045 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$70,126	$(11,176)	2

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 28, 2021.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

Target Date 2050 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$87,872	$(16,909)	2

Target Date 2055 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$87,872	$(16,909)	2

Target Date 2060 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$87,834	$(16,909)	2

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 28, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2021, contractual and effective net management fees with GSAM for Target Date Retirement, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios were at the following rates:

	Contractual Management Rate
Portfolio	First $2 billion	Next $3 billion	Over $5 billion	Effective Rate	Effective Net Management Rate*^
Target Date Retirement Portfolio	0.25%	0.23%	0.21%	0.25%	0.07%
Target Date 2025	0.25	0.23	0.21	0.25	0.06
Target Date 2030	0.25	0.23	0.21	0.25	0.06
Target Date 2035	0.25	0.23	0.21	0.25	0.06
Target Date 2040	0.25	0.23	0.21	0.25	0.04
Target Date 2045	0.25	0.23	0.21	0.25	0.04
Target Date 2050	0.25	0.23	0.21	0.25	0.04
Target Date 2055	0.25	0.23	0.21	0.25	0.04
Target Date 2060	0.25	0.23	0.21	0.25	0.04

*	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Portfolios invest in Class R6 Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), as well as various Goldman Sachs ETFs, all of which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest. In addition, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective rate of 0.19% as an annual percentage of average daily net assets of each Portfolio. For the six months ended February 28, 2021, the management fee waived by GSAM for each Portfolio was as follows:

Portfolio	Management Fee Waived
Target Date Retirement Portfolio	$4,470
Target Date 2025	5,372
Target Date 2030	3,260
Target Date 2035	4,876
Target Date 2040	5,984
Target Date 2045	6,346
Target Date 2050	5,488
Target Date 2055	5,947
Target Date 2060	6,821

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolios, as applicable, as set forth below.

The Trust, on behalf of Service Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Portfolios, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class R*	Service**
Distribution and/or Service Plan	0.25%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

**	Effective September 1, 2020, Goldman Sachs implemented a voluntary temporary fee waiver equal to 0.25% of the Service Fees on the Service Shares of the Portfolios. Such voluntary waiver may be discontinued or modified at any time without notice.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. For the six months ended February 28, 2021, Goldman Sachs retained the following amounts:

Front End Sales Charge
Portfolio	Class A
Target Date Retirement	$15
Target Date 2025	525
Target Date 2030	109
Target Date 2035	64
Target Date 2040	37
Target Date 2045	30
Target Date 2050	182
Target Date 2055	153
Target Date 2060	58

D.  Shareholder Administration Plan — The Trust, on behalf of the Portfolios, has adopted a Shareholder Administration Plan to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of shareholder administration services to their customers who are beneficial owners of such shares. The Shareholder Administration Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Service Shares of the Portfolios. Effective September 1, 2020, Goldman Sachs implemented a voluntary temporary fee waiver equal to 0.25% of the Shareholder Administration Fees on the Service Shares of the Portfolios. Such voluntary waiver may be discontinued or modified at any time without notice.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of each Portfolio through at least December 29, 2021, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets is 0.024% for each of the Target Date Retirement, Target Date 2030, Target Date 2040 and Target Date 2050 Portfolios and 0.014% for each of the Target Date 2025, Target Date 2035, Target Date 2045, Target Date 2055 and Target Date 2060 Portfolios. These Other Expense limitations will remain in place through at least December 29, 2021, and prior to such date, GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Transfer Agency Waivers/Credits	Shareholder Service Fee Waivers	Other Expense Reimbursements	Total Expense Reductions
Target Date Retirement	$6,756	$348	$32	$130,789	$137,925
Target Date 2025	7,843	23	34	130,291	138,191
Target Date 2030	4,820	187	34	130,953	135,994
Target Date 2035	7,065	11	35	130,659	137,770
Target Date 2040	8,410	385	36	131,630	140,461
Target Date 2045	8,835	23	36	130,456	139,350
Target Date 2050	7,690	327	37	130,567	138,621
Target Date 2055	8,320	3	37	130,237	138,597
Target Date 2060	9,546	449	31	126,921	136,947

G.  Line of Credit Facility — As of February 28, 2021, the Portfolios participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other portfolios of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2021, the Portfolios did not have any borrowings under the facility.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

H.  Other Transactions with Affiliates — For the six months ended February 28, 2021, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Portfolios.

The tables below shows the transactions in and earnings from investments in these Underlying Funds for the six months ended February 28, 2021:

Target Date Retirement Portfolio
Underlying Fund	Market Value as of 8/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2021	Shares as of 2/28/2021	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$91,759	$—	$—	$—	$882	$92,641	1,864	$2,166
Goldman Sachs Access Inflation Protected USD Bond ETF	426,987	70,092	—	—	(2,607)	494,472	8,727	2,707
Goldman Sachs Access Investment Grade Corporate Bond ETF	1,659,940	—	(598,388)	88,040	(107,055)	1,042,537	19,235	17,380
Goldman Sachs Access U.S. Aggregate Bond ETF	—	2,079,389	—	—	(48,677)	2,030,712	41,630	2,784
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	263,378	—	(75,170)	18,784	33,039	240,031	6,103	3,831
Goldman Sachs ActiveBeta International Equity ETF	598,023	150,005	—	—	79,384	827,412	25,720	5,268
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	1,388,969	—	(677,650)	152,707	(67,245)	796,781	10,440	7,169
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	173,691	29,844	(198,132)	43,844	33,533	82,780	1,352	1,115
Goldman Sachs Financial Square Government Fund — Class R6	304,119	590,579	(835,416)	—	—	59,282	59,282	18
Goldman Sachs MarketBeta U.S. Equity ETF	—	871,523	(49,896)	3,069	37,792	862,488	16,172	3,004

Total	$4,906,866	$3,791,432	$(2,434,652)	$306,444	$(40,954)	$6,529,136		$45,442

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2025 Portfolio
Underlying Fund	Beginning Value as of 8/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Ending Value as of 2/28/2021	Shares as of 2/28/2021	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$83,932	$—	$—	$—	$807	$84,739	1,705	$1,981
Goldman Sachs Access Inflation Protected USD Bond ETF	453,720	90,036	—	—	(3,220)	540,536	9,540	2,866
Goldman Sachs Access Investment Grade Corporate Bond ETF	1,470,898	79,930	(498,694)	77,351	(96,053)	1,033,432	19,067	15,523
Goldman Sachs Access U.S. Aggregate Bond ETF	—	2,109,629	—	—	(48,284)	2,061,345	42,258	2,622
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	313,365	—	—	—	56,966	370,331	9,416	4,558
Goldman Sachs ActiveBeta International Equity ETF	992,974	—	—	—	122,778	1,115,752	34,683	7,883
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,082,712	—	(1,115,026)	238,961	(127,635)	1,079,012	14,138	9,884
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	219,460	—	(148,646)	33,645	55,836	160,295	2,618	1,303
Goldman Sachs Financial Square Government Fund — Class R6	67,738	981,299	(993,564)	—	—	55,473	55,473	9
Goldman Sachs MarketBeta U.S. Equity ETF	—	1,130,250	—	—	44,765	1,175,015	22,032	3,642

Total	$5,684,799	$4,391,144	$(2,755,930)	$349,957	$5,960	$7,675,930		$50,271

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2030 Portfolio
Underlying Fund	Beginning Value as of 8/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Ending Value as of 2/28/2021	Shares as of 2/28/2021	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$56,414	$—	$—	$—	$542	$56,956	1,146	$1,332
Goldman Sachs Access Inflation Protected USD Bond ETF	284,715	40,040	—	—	(1,736)	323,019	5,701	1,800
Goldman Sachs Access Investment Grade Corporate Bond ETF	790,669	39,953	(279,266)	42,449	(51,697)	542,108	10,002	8,301
Goldman Sachs Access U.S. Aggregate Bond ETF	—	1,095,235	—	—	(24,563)	1,070,672	21,949	1,365
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	200,745	—	—	—	36,493	237,238	6,032	2,920
Goldman Sachs ActiveBeta International Equity ETF	702,580	—	—	—	86,872	789,452	24,540	5,578
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	1,528,424	—	(872,337)	222,195	(125,232)	753,050	9,867	7,320
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	76,440	39,613	—	—	30,527	146,580	2,394	453
Goldman Sachs Financial Square Government Fund — Class R6	74,394	663,645	(677,371)	—	—	60,668	60,668	9
Goldman Sachs MarketBeta U.S. Equity ETF	—	848,831	(29,999)	241	49,015	868,088	16,277	3,349

Total	$3,714,381	$2,727,317	$(1,858,973)	$264,885	$221	$4,847,831		$32,427

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2035 Portfolio
Underlying Fund	Market Value as of 8/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/21	Shares as of 2/28/21	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$82,948	$—	$—	$—	$796	$83,744	1,685	$1,958
Goldman Sachs Access Inflation Protected USD Bond ETF	416,613	—	(113,383)	9,158	(10,560)	301,828	5,327	2,590
Goldman Sachs Access Investment Grade Corporate Bond ETF	944,543	—	(548,199)	82,600	(90,059)	388,885	7,175	8,086
Goldman Sachs Access U.S. Aggregate Bond ETF	—	751,179	—	—	(17,869)	733,310	15,033	944
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	336,694	—	—	—	61,208	397,902	10,117	4,898
Goldman Sachs ActiveBeta® International Equity ETF	1,208,787	49,269	—	—	151,987	1,410,043	43,831	9,770
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	2,659,314	—	(1,298,082)	307,590	(149,367)	1,519,455	19,909	13,088
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	103,446	49,744	—	—	51,802	204,992	204,992	755
Goldman Sachs Financial Square Government Fund — Class R6	47,156	852,543	(799,572)	—	—	100,127	100,127	6
Goldman Sachs MarketBeta® U.S. Equity ETF	—	1,448,050	(14,461)	104	93,634	1,527,327	28,638	5,893

	$5,799,501	$3,150,785	$(2,773,697)	$399,452	$91,572	$6,667,613		$47,988

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2040 Portfolio
Underlying Fund	Market Value as of 8/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2021	Shares as of 2/28/2021	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$104,657	$—	$—	$—	$1,005	$105,662	2,126	$2,471
Goldman Sachs Access Inflation Protected USD Bond ETF	272,289	—	(155,103)	11,383	(12,756)	115,813	2,044	1,347
Goldman Sachs Access Investment Grade Corporate Bond ETF	597,634	—	(460,070)	68,996	(69,651)	136,909	2,526	5,808
Goldman Sachs Access U.S. Aggregate Bond ETF	—	129,951	—	—	(3,025)	126,926	2,602	183
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	461,927	58,838	—	—	89,755	610,520	15,523	7,088
Goldman Sachs ActiveBeta International Equity ETF	1,535,398	267,944	—	—	198,629	2,001,971	62,231	12,884
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,527,838	—	(648,899)	161,417	17,842	2,058,198	26,968	14,467
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	239,790	69,037	—	—	111,504	420,331	6,865	1,621
Goldman Sachs Financial Square Government Fund — Class R6	—	285,041	(262,758)	—	—	22,283	22,283	2
Goldman Sachs MarketBeta U.S. Equity ETF	829,549	992,967	—	—	143,202	1,965,718	36,858	10,265

Total	$6,569,082	$1,803,778	$(1,526,830)	$241,796	$476,505	$7,564,331		$56,136

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2045 Portfolio
Underlying Fund	Beginning Value as of 8/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Ending Value as of 2/28/2021	Shares as of 2/28/2021	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$147,189	$—	$(69,713)	$4,041	$(1,897)	$79,620	1,602	$3,189
Goldman Sachs Access Inflation Protected USD Bond ETF	22,971	—	(22,894)	627	(704)	—	—	111
Goldman Sachs Access Investment Grade Corporate Bond ETF	56,912	59,790	(119,111)	5,177	(2,768)	—	—	468
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	610,155	—	—	—	110,921	721,076	18,334	8,876
Goldman Sachs ActiveBeta International Equity ETF	1,774,516	98,668	—	—	224,364	2,097,548	65,202	14,435
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,771,866	—	(790,287)	197,659	(2,668)	2,176,570	28,519	15,598
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	302,705	29,539	—	—	128,436	460,680	7,524	1,881
Goldman Sachs Financial Square Government Fund — Class R6	84,073	393,000	(314,141)	—	—	162,932	162,9320	8
Goldman Sachs MarketBeta U.S. Equity ETF	977,910	1,037,577	—	—	164,734	2,180,221	40,880	12,469

Total	$6,748,297	$1,618,574	$(1,316,146)	$207,504	$620,418	$7,878,647		$57,035

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2050 Portfolio
Underlying Fund	Beginning Value as of 8/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Ending Value as of 2/28/2021	Shares as of 2/28/2021	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$135,276	$—	$(59,770)	$3,465	$(1,539)	$77,432	1,558	$2,949
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	565,161	—	(79,844)	13,029	85,154	583,500	14,836	7,739
Goldman Sachs ActiveBeta International Equity ETF	1,655,358	29,603	(50,244)	1,975	203,528	1,840,220	57,203	13,075
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,552,905	—	(845,305)	212,494	(35,753)	1,884,341	24,690	13,969
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	263,961	39,400	(50,036)	3,782	104,507	361,614	5,906	1,545
Goldman Sachs Financial Square Government Fund — Class R6	107,424	280,516	(252,450)	—	—	135,490	135,490	11
Goldman Sachs MarketBeta U.S. Equity ETF	907,795	869,968	—	—	128,597	1,906,360	35,745	11,122

Total	$6,187,880	$1,219,487	$(1,337,649)	$234,745	$484,494	$6,788,957		$50,410

Target Date 2055 Portfolio
Underlying Fund	Market Value as of 8/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2021	Shares as of 2/28/2021	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$137,737	$—	$(64,742)	$3,753	$(1,751)	$74,997	1,509	$2,986
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	601,403	—	(30,195)	5,163	102,740	679,111	17,267	8,748
Goldman Sachs ActiveBeta International Equity ETF	1,737,297	49,352	—	—	217,252	2,003,901	62,291	13,966
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,655,007	—	(770,111)	192,715	(6,286)	2,071,325	27,140	14,896
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	302,836	—	—	—	122,148	424,984	6,941	1,797
Goldman Sachs Financial Square Government Fund — Class R6	120,710	328,940	(269,367)	—	—	180,283	180,283	17
Goldman Sachs MarketBeta U.S. Equity ETF	951,519	969,561	—	—	138,450	2,059,530	38,617	11,894

Total	$6,506,509	$1,347,853	$(1,134,415)	$201,631	$572,553	$7,494,131		$54,304

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2060 Portfolio
Underlying Fund	Market Value as of 8/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of 2/28/2021	Shares as of 2/28/2021	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$145,909	$—	$(49,824)	$2,888	$(965)	$98,008	1,972	$3,240
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	662,605	—	—	—	120,456	783,061	19,910	9,639
Goldman Sachs ActiveBeta International Equity ETF	2,005,331	49,269	—	—	250,477	2,305,077	71,653	16,094
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	3,175,261	—	(1,000,007)	249,521	(30,464)	2,394,311	31,372	17,542
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	355,366	—	—	—	143,337	498,703	8,145	2,108
Goldman Sachs Financial Square Government Fund — Class R6	136,498	245,803	(243,315)	—	—	138,986	138,986	15
Goldman Sachs MarketBeta U.S. Equity ETF	1,102,609	1,178,993	(27,375)	119	163,203	2,417,549	45,330	13,902

Total	$7,583,579	$1,474,065	$(1,320,521)	$252,528	$646,044	$8,635,695		$62,540

As of February 28, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Portfolios:

Portfolio	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date Retirement	7%	100%	100%	—%	90%	100%
Target Date 2025	—	100	100	36	—	100
Target Date 2030	—	85	100	—	81	100
Target Date 2035	5	100	100	30	7	100
Target Date 2040	14	96	100	6	96	100
Target Date 2045	5	100	100	7	—	100
Target Date 2050	—	62	100	10	98	100
Target Date 2055	6	100	100	5	16	51
Target Date 2060	19	100	100	100	99	100

GOLDMAN SACHS TARGET DATE PORTFOLIOS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2021, were as follows:

Portfolio	Purchases	Sales and Maturities
Target Date Retirement	$3,458,850	$3,254,729
Target Date 2025	3,711,223	3,094,425
Target Date 2030	2,190,119	1,717,144
Target Date 2035	2,335,256	2,346,729
Target Date 2040	1,610,136	1,519,942
Target Date 2045	1,418,161	1,136,715
Target Date 2050	1,136,957	1,217,501
Target Date 2055	1,204,499	991,254
Target Date 2060	1,449,857	1,210,720

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, August 31, 2020, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Target Date Retirement	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Capital loss carryforwards: Perpetual Short-Term	$—	$—	$—	$—	$—	$(16,851)	$—	$(93,043)	$—
Timing Differences (Post October Capital Loss Deferral)	$—	$—	$—	$—	$—	$—	$—	$—	$(4,548)

As of February 28, 2021, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Target Date Retirement	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Tax Cost	$6,996,868	$8,052,455	$4,961,588	$6,548,324	$6,991,711	$7,225,097	$6,289,106	$6,894,315	$7,935,362
Gross unrealized gain	713,772	911,231	624,440	1,077,386	1,538,572	1,680,810	1,440,671	1,754,618	1,793,572
Gross unrealized loss	(109,634)	(86,370)	(38,769)	(45,553)	(32,436)	(59,046)	(67,558)	(240,774)	(69,115)
Net unrealized gains (losses)	$604,138	$824,861	$585,671	$1,031,833	$1,506,136	$1,621,764	$1,373,113	$1,513,844	$1,724,457

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that or an Underlying Fund also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so,

GOLDMAN SACHS TARGET DATE PORTFOLIOS

8. OTHER RISKS (continued)

which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio or Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Target Date Retirement Portfolio

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,747	$37,740	12,735	$112,733
Reinvestment of distributions	901	9,054	120	1,140
Shares redeemed	(1,537)	(15,555)	(3,858)	(36,861)
	3,111	31,239	8,997	77,012
Institutional Shares
Reinvestment of distributions	68	689	50	478
	68	689	50	478
Service Shares
Reinvestment of distributions	64	636	43	415
	64	636	43	415
Investor Shares
Shares sold	1,327	13,365	9,601	91,552
Reinvestment of distributions	2,335	23,535	4,935	47,136
Shares redeemed	(24,631)	(249,455)	(88,118)	(850,671)
	(20,969)	(212,555)	(73,582)	(711,983)
Class R6 Shares
Shares sold	3,961	40,134	34,789	335,273
Reinvestment of distributions	36,088	364,705	25,608	245,286
Shares redeemed	(136)	(1,376)	(30,454)	(268,818)
	39,913	403,463	29,943	311,741
Class R Shares
Reinvestment of distributions	60	597	41	399
	60	597	41	399

NET INCREASE (DECREASE)	22,247	$224,069	(34,508)	$(321,938)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2025 Portfolio

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	11,740	$134,173	4,214	$45,409
Reinvestment of distributions	827	9,622	1,138	12,240
Shares redeemed	(2,657)	(30,214)	(20,838)	(225,805)
	9,910	113,581	(15,486)	(168,156)
Institutional Shares
Reinvestment of distributions	19,325	224,799	36,011	387,364
	19,325	224,799	36,011	387,364
Service Shares
Reinvestment of distributions	31	369	61	652
	31	369	61	652
Investor Shares
Shares sold	31	355	6,585	71,764
Reinvestment of distributions	88	1,014	3,175	34,076
Shares redeemed	(31)	(361)	(60,684)	(658,106)
	88	1,008	(50,924)	(552,266)
Class R6 Shares
Shares sold	51,755	604,138	48,045	521,462
Reinvestment of distributions	887	10,342	63	688
Shares redeemed	(18,527)	(205,845)	(28,883)	(308,640)
	34,115	408,635	19,225	213,510
Class R Shares
Reinvestment of distributions	28	330	59	633
	28	330	59	633

NET INCREASE (DECREASE)	63,497	$748,722	(11,054)	$(118,263)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2030 Portfolio

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	20,683	$180,342	13,639	$122,108
Reinvestment of distributions	826	7,570	4,154	34,879
Shares redeemed	(668)	(5,822)	(7,639)	(73,291)
	20,841	182,090	10,154	83,696
Institutional Shares
Shares sold	—	—	70	661
Reinvestment of distributions	36	335	326	2,752
Shares redeemed	(21)	(186)	(125)	(1,031)
	15	149	271	2,382
Service Shares
Reinvestment of distributions	25	232	221	1,856
	25	232	221	1,856
Investor Shares
Shares sold	5,384	48,610	23,481	204,069
Reinvestment of distributions	2,158	19,849	34,353	289,355
Shares redeemed	(8,913)	(78,997)	(102,868)	(872,880)
	(1,371)	(10,538)	(45,034)	(379,456)
Class R6 Shares
Shares sold	28,969	264,541	18,622	157,603
Reinvestment of distributions	8,359	77,086	66,304	560,445
Shares redeemed	(4,221)	(38,940)	(84,505)	(802,970)
	33,107	302,687	421	(84,922)
Class R Shares
Reinvestment of distributions	22	199	249	2,088
	22	199	249	2,088

NET INCREASE (DECREASE)	52,639	$474,819	(33,718)	$(374,356)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2035 Portfolio

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,766	$55,845	3,231	$34,521
Reinvestment of distributions	566	6,574	2,040	21,487
Shares redeemed	(3,296)	(37,536)	(6,441)	(70,276)
	2,036	24,883	(1,170)	(14,268)
Institutional Shares
Shares sold	—	—	12	139
Reinvestment of distributions	15,580	181,488	51,625	547,186
Shares redeemed	—	—	(7)	(67)
	15,580	181,488	51,630	547,258
Service Shares
Reinvestment of distributions	30	341	104	1,100
	30	341	104	1,100
Investor Shares
Shares sold	297	3,374	7,331	79,677
Reinvestment of distributions	94	1,091	8,974	94,718
Shares redeemed	(6)	(70)	(102,529)	(1,097,028)
	385	4,395	(86,224)	(922,633)
Class R6 Shares
Shares sold	11,494	124,305	22,102	235,114
Reinvestment of distributions	450	5,236	955	10,110
Shares redeemed	(23,086)	(255,556)	(35,483)	(388,778)
	(11,142)	(126,015)	(12,426)	(143,554)
Class R Shares
Reinvestment of distributions	26	301	102	1,079
	26	301	102	1,079

NET INCREASE (DECREASE)	6,915	$85,393	(47,984)	$(531,018)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2040 Portfolio

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,437	$13,021	2,287	$18,455
Reinvestment of distributions	316	2,889	1,534	12,663
Shares redeemed	(460)	(4,206)	(1,914)	(16,428)
	1,293	11,704	1,907	14,690
Institutional Shares
Shares sold	33	292	39	325
Reinvestment of distributions	51	476	254	2,111
Shares redeemed	—	(4)	(5)	(41)
	84	764	288	2,395
Service Shares
Reinvestment of distributions	44	410	244	2,016
	44	410	244	2,016
Investor Shares
Shares sold	2,642	23,467	10,363	88,800
Reinvestment of distributions	810	7,443	14,163	117,436
Shares redeemed	(3,900)	(35,386)	(69,990)	(587,788)
	(448)	(4,476)	(45,464)	(381,552)
Class R6 Shares
Shares sold	16,788	150,492	21,498	182,889
Reinvestment of distributions	25,996	239,849	129,849	1,081,445
Shares redeemed	(20,334)	(183,807)	(73,071)	(677,179)
	22,450	206,534	78,276	587,155
Class R Shares
Reinvestment of distributions	40	370	243	1,994
	40	370	243	1,994

NET INCREASE	23,463	$215,306	35,494	$226,698

GOLDMAN SACHS TARGET DATE PORTFOLIOS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2045 Portfolio

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,497	$41,214	4,282	$42,873
Reinvestment of distributions	242	2,859	1,721	18,008
Shares redeemed	(172)	(1,825)	(984)	(10,614)
	3,567	42,248	5,019	50,267
Institutional Shares
Shares sold	112	1,261	266	2,887
Reinvestment of distributions	9,329	110,549	64,817	682,308
Shares redeemed	(5)	(61)	(9)	(89)
	9,436	111,749	65,074	685,106
Service Shares
Reinvestment of distributions	15	177	124	1,301
	15	177	124	1,301
Investor Shares
Shares sold	1,928	21,485	15,569	168,333
Reinvestment of distributions	233	2,751	9,915	104,090
Shares redeemed	(1,001)	(10,940)	(88,118)	(943,436)
	1,160	13,296	(62,634)	(671,013)
Class R6 Shares
Shares sold	15,536	167,941	5,773	59,373
Reinvestment of distributions	646	7,653	2,604	27,396
Shares redeemed	(131)	(1,525)	(48,116)	(526,722)
	16,051	174,069	(39,739)	(439,953)
Class R Shares
Reinvestment of distributions	12	137	122	1,279
	12	137	122	1,279

NET INCREASE (DECREASE)	30,241	$341,676	(32,034)	$(373,013)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2050 Portfolio

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	13,341	$143,379	32,024	$300,977
Reinvestment of distributions	1,677	17,348	6,664	62,375
Shares redeemed	(37,067)	(386,145)	(3,426)	(31,559)
	(22,049)	(225,418)	35,262	331,793
Institutional Shares
Shares sold	208	2,121	364	3,368
Reinvestment of distributions	74	774	295	2,782
Shares redeemed	(27)	(264)	(97)	(893)
	255	2,631	562	5,257
Service Shares
Reinvestment of distributions	43	443	209	1,962
	43	443	209	1,962
Investor Shares
Shares sold	921	9,481	13,096	130,529
Reinvestment of distributions	463	4,823	18,589	174,877
Shares redeemed	(747)	(7,981)	(115,025)	(1,106,678)
	637	6,323	(83,340)	(801,272)
Class R6 Shares
Shares sold	3,047	31,015	9,121	87,881
Reinvestment of distributions	20,738	216,665	93,381	881,219
Shares redeemed	(27)	(277)	(37,078)	(385,740)
	23,758	247,403	65,424	583,360
Class R Shares
Reinvestment of distributions	39	402	207	1,938
	39	402	207	1,938

NET INCREASE	2,683	$31,784	18,324	$123,038

GOLDMAN SACHS TARGET DATE PORTFOLIOS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2055 Portfolio

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,851	$43,493	7,363	$72,153
Reinvestment of distributions	245	2,807	2,300	23,251
Shares redeemed	(182)	(2,122)	(5,904)	(52,809)
	3,914	44,178	3,759	42,595
Institutional Shares
Shares sold	89	984	238	2,363
Reinvestment of distributions	9,322	107,111	80,456	818,684
Shares redeemed	(24)	(259)	(131)	(1,412)
	9,387	107,836	80,563	819,635
Service Shares
Reinvestment of distributions	16	176	160	1,623
	16	176	160	1,623
Investor Shares
Shares sold	2,713	30,130	14,072	144,877
Reinvestment of distributions	350	4,016	10,034	101,821
Shares redeemed	(852)	(9,680)	(66,206)	(686,103)
	2,211	24,466	(42,100)	(439,405)
Class R6 Shares
Shares sold	5,365	58,706	3,395	34,735
Reinvestment of distributions	100	1,147	178	1,811
Shares redeemed	(14)	(159)	(37,303)	(404,491)
	5,451	59,694	(33,730)	(367,945)
Class R Shares
Shares sold	1,298	13,329	—	—
Reinvestment of distributions	28	322	159	1,604
Shares redeemed	(8)	(95)	—	—
	1,318	13,556	159	1,604

NET INCREASE	22,297	$249,906	8,811	$58,107

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2060 Portfolio

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,871	$23,395	2,603	$25,602
Reinvestment of distributions	78	980	43	476
Shares redeemed	(56)	(711)	(766)	(8,461)
	1,893	23,664	1,880	17,617
Institutional Shares
Reinvestment of distributions	20	262	24	257
	20	262	24	257
Service Shares
Reinvestment of distributions	18	223	18	204
	18	223	18	204
Investor Shares
Reinvestment of distributions	20	246	22	243
	20	246	22	243
Class R6 Shares
Shares sold	5,214	59,754	2,717	30,422
Reinvestment of distributions	14,954	187,286	16,367	182,658
Shares redeemed	(1,581)	(18,011)	(7)	(78)
	18,587	229,029	19,077	213,002
Class R Shares
Reinvestment of distributions	15	188	17	190
	15	188	17	190

NET INCREASE	20,553	$253,612	21,038	$231,513

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Liquidity Risk Management Program

Each Portfolio has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Portfolio’s liquidity risk, i.e., the risk that a Portfolio is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Board of Trustees of the Trust has designated GSAM, each Portfolio’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 2-3, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 28, 2021 (Unaudited)

As a shareholder of Class A, Institutional, Service, Investor, Class R6, and Class R Shares of the Portfolios, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Service and Class R Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Service, Investor, Class R6 or Class R Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021, which represents a period of 181 days out of a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Target Date Retirement Portfolio				Target Date 2025 Portfolio				Target Date 2030 Portfolio
Share Class	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*
Class A
Actual	$1,000.00	$1,043.60		$2.63	$1,000.00	$1,054.80		$2.50	$1,000.00	$1,065.40		$2.61
Hypothetical 5% return	1,000.00	1,022.22	+	2.61	1,000.00	1,022.22	+	2.46	1,000.00	1,022.22	+	2.56
Institutional
Actual	1,000.00	1,045.70		0.66	1,000.00	1,056.70		0.56	1,000.00	1,067.30		0.67
Hypothetical 5% return	1,000.00	1,024.15	+	0.65	1,000.00	1,024.25	+	0.55	1,000.00	1,024.15	+	0.65
Service
Actual	1,000.00	1,045.90		0.71	1,000.00	1,056.50		0.61	1,000.00	1,067.70		0.72
Hypothetical 5% return	1,000.00	1,024.10	+	0.70	1,000.00	1,024.10	+	0.60	1,000.00	1,024.10	+	0.70
Investor
Actual	1,000.00	1,045.20		1.37	1,000.00	1,055.20		1.27	1,000.00	1,067.50		1.33
Hypothetical 5% return	1,000.00	1,023.46	+	1.35	1,000.00	1,023.55	+	1.25	1,000.00	1,023.51	+	1.30
Class R6
Actual	1,000.00	1,045.90		0.61	1,000.00	1,055.80		0.36	1,000.00	1,067.60		0.56
Hypothetical 5% return	1,000.00	1,024.20	+	0.60	1,000.00	1,024.45	+	0.35	1,000.00	1,024.25	+	0.55
Class R
Actual	1,000.00	1,043.10		3.90	1,000.00	1,052.80		3.82	1,000.00	1,064.30		3.94
Hypothetical 5% return	1,000.00	1,020.98	+	3.86	1,000.00	1,020.98	+	3.76	1,000.00	1,020.98	+	3.86

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date Retirement Portfolio	0.52%	0.13%	0.14%	0.27%	0.12%	0.77%
Target Date 2025 Portfolio	0.49	0.11	0.12	0.25	0.07	0.75
Target Date 2030 Portfolio	0.51	0.13	0.14	0.26	0.11	0.77

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 28, 2021 (Unaudited) (continued)

	Target Date 2035 Portfolio				Target Date 2040 Portfolio				Target Date 2045 Portfolio
Share Class	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*
Class A
Actual	$1,000.00	$1,087.60		$2.54	$1,000.00	$1,111.50		$2.57	$1,000.00	$1,121.90		$2.47
Hypothetical 5% return	1,000.00	1,022.22	+	2.46	1,000.00	1,022.22	+	2.46	1,000.00	1,022.22	+	2.36
Institutional
Actual	1,000.00	1,089.80		0.57	1,000.00	1,112.60		0.63	1,000.00	1,124.50		0.47
Hypothetical 5% return	1,000.00	1,024.25	+	0.55	1,000.00	1,024.20	+	0.60	1,000.00	1,024.35	+	0.45
Service
Actual	1,000.00	1,089.90		0.62	1,000.00	1,112.50		0.63	1,000.00	1,123.80		0.53
Hypothetical 5% return	1,000.00	1,024.10	+	0.60	1,000.00	1,024.10	+	0.60	1,000.00	1,024.10	+	0.50
Investor
Actual	1,000.00	1,088.90		1.24	1,000.00	1,112.70		1.26	1,000.00	1,124.00		1.16
Hypothetical 5% return	1,000.00	1,023.60	+	1.20	1,000.00	1,023.60	+	1.20	1,000.00	1,023.70	+	1.10
Class R6
Actual	1,000.00	1,090.00		0.47	1,000.00	1,112.80		0.47	1,000.00	1,123.90		0.37
Hypothetical 5% return	1,000.00	1,024.35	+	0.45	1,000.00	1,024.35	+	0.45	1,000.00	1,024.45	+	0.35
Class R
Actual	1,000.00	1,087.20		3.83	1,000.00	1,108.90		3.82	1,000.00	1,120.30		3.84
Hypothetical 5% return	1,000.00	1,020.98	+	3.71	1,000.00	1,020.98	+	3.66	1,000.00	1,020.98	+	3.66

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date 2035 Portfolio	0.49%	0.11%	0.12%	0.24%	0.09%	0.74%
Target Date 2040 Portfolio	0.49	0.12	0.12	0.24	0.09	0.73
Target Date 2045 Portfolio	0.47	0.09	0.10	0.22	0.07	0.73

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 28, 2021 (Unaudited) (continued)

	Target Date 2050 Portfolio				Target Date 2055 Portfolio				Target Date 2060 Portfolio
Share Class	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid for the 6 months ended 2/28/21*
Class A
Actual	$1,000.00	$1,123.70		$2.53	$1,000.00	$1,121.50		$2.47	$1,000.00	$1,122.40		$2.47
Hypothetical 5% return	1,000.00	1,022.22	+	2.41	1,000.00	1,022.22	+	2.36	1,000.00	1,022.22	+	2.36
Institutional
Actual	1,000.00	1,125.30		0.58	1,000.00	1,124.90		0.47	1,000.00	1,123.90		0.47
Hypothetical 5% return	1,000.00	1,024.25	+	0.55	1,000.00	1,024.35	+	0.45	1,000.00	1,024.35	+	0.45
Service
Actual	1,000.00	1,124.90		0.63	1,000.00	1,124.30		0.58	1,000.00	1,123.90		0.47
Hypothetical 5% return	1,000.00	1,024.10	+	0.60	1,000.00	1,024.10	+	0.55	1,000.00	1,024.10	+	0.45
Investor
Actual	1,000.00	1,124.60		1.26	1,000.00	1,123.90		1.16	1,000.00	1,123.70		1.21
Hypothetical 5% return	1,000.00	1,023.60	+	1.20	1,000.00	1,023.70	+	1.10	1,000.00	1,023.65	+	1.15
Class R6
Actual	1,000.00	1,125.40		0.42	1,000.00	1,124.80		0.37	1,000.00	1,124.10		0.37
Hypothetical 5% return	1,000.00	1,024.40	+	0.40	1,000.00	1,024.45	+	0.35	1,000.00	1,024.45	+	0.35
Class R
Actual	1,000.00	1,121.10		3.84	1,000.00	1,120.40		3.79	1,000.00	1,120.20		3.84
Hypothetical 5% return	1,000.00	1,020.98	+	3.66	1,000.00	1,020.98	+	3.61	1,000.00	1,020.98	+	3.66

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R6	Class R
Target Date 2050 Portfolio	0.48%	0.11%	0.12%	0.24%	0.08%	0.73%
Target Date 2055 Portfolio	0.47	0.09	0.11	0.22	0.07	0.72
Target Date 2060 Portfolio	0.47	0.09	0.09	0.23	0.07	0.73

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.95 trillion in assets under supervision as of December 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[6]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[6]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, land are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Portfolio holdings and allocations shown are as of February 28, 2021 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved 236966-OTU-1390643 TARGDATESAR-21

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John F. Killian is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on May 5, 2020 for its Target Date Portfolios.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	April 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	April 29, 2021

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	April 29, 2021